UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03451

SEI Daily Income Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: January 31, 2011

Date of reporting period: July 31, 2010

Item 1.	Reports to Stockholders.

SEI Daily Income Trust

Semi-Annual Report as of July 31, 2010

Money Market Fund

Government Fund

Government II Fund

Prime Obligation Fund

Treasury Fund

Treasury II Fund

Short-Duration Government Fund

Intermediate-Duration Government Fund

GNMA Fund

Ultra Short Duration Bond Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Daily Income Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 27.1%
American Honda Finance
0.370%, 09/02/10	$3,000	$2,999
Atlantis One Funding
0.552%, 01/18/11	2,000	1,995
BNZ International Funding
0.601%, 08/27/10	1,000	999
Cancara Asset Securitisation LLC
0.501%, 10/18/10	2,000	1,998
Chariot Funding LLC
0.400%, 10/13/10	1,000	999
Coca-Cola
0.371%, 01/03/11	5,000	4,992
Fairway Finance LLC
0.450%, 08/09/10	750	750
0.461%, 08/10/10	1,000	1,000
0.491%, 09/02/10	1,000	999
0.380%, 10/12/10	1,000	999
Falcon Asset Securitization LLC
0.481%, 01/21/11	1,000	998
FCAR Owner Trust
0.390%, 08/03/10	1,000	1,000
0.521%, 09/01/10	1,000	999
0.501%, 09/07/10 to 10/04/10	3,000	2,997
Gemini Securitization LLC
0.551%, 08/26/10 to 08/27/10	3,000	2,999
0.501%, 09/28/10	2,000	1,998
0.420%, 10/22/10	3,500	3,497
General Electric Capital
0.400%, 08/13/10	2,000	2,000
0.420%, 08/17/10 to 10/01/10	2,000	1,999
0.481%, 08/25/10 to 09/02/10	6,500	6,497
0.370%, 10/07/10	2,000	1,999
0.483%, 01/18/11	3,000	2,993
Grampian Funding LLC
0.531%, 10/18/10	800	799
Jupiter Securitization LLC
0.400%, 10/08/10	4,250	4,247
0.481%, 01/21/11	8,000	7,981
Liberty Street Funding LLC
0.471%, 09/13/10	2,000	1,999
0.400%, 10/12/10	500	500
0.380%, 10/18/10	4,000	3,997

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Market Street Funding LLC
0.481%, 09/10/10	$1,000	$999
0.400%, 10/12/10	3,000	2,998
0.390%, 10/13/10	1,000	999
MetLife Short Term Funding LLC
0.521%, 08/23/10 to 09/13/10	2,000	1,999
0.471%, 08/30/10	1,000	1,000
0.531%, 09/07/10	4,250	4,248
0.501%, 10/04/10 to 10/19/10	2,000	1,998
0.491%, 10/12/10	1,100	1,099
Nestle Capital
0.300%, 09/07/10	3,000	2,999
Nestle Finance International
0.270%, 08/24/10	1,000	1,000
0.350%, 10/12/10	1,000	999
Old Line Funding LLC
0.481%, 09/02/10	1,000	999
Royal Park Investments Funding
0.440%, 10/25/10 (C)	1,000	999
Shell International Finance
0.451%, 01/03/11	3,000	2,994
Societe de Prise de Participation de l’Etat
0.571%, 08/26/10	2,000	1,999
Straight-A Funding LLC
0.350%, 10/12/10	6,000	5,996
Thunder Bay Funding LLC
0.480%, 09/02/10	1,000	1,000
0.481%, 09/13/10	1,000	999
0.400%, 10/06/10	3,000	2,998
Total Capital Canada
0.451%, 09/01/10	1,000	1,000
0.471%, 01/13/11 to 01/14/11	2,000	1,996
Toyota Credit Canada
0.601%, 08/23/10	1,000	1,000
0.571%, 09/03/10	500	500
Toyota Financial Services de Puerto Rico
0.581%, 09/07/10	500	500
0.491%, 10/18/10	1,000	999
Toyota Motor Credit
0.581%, 09/13/10	2,000	1,999
0.470%, 10/12/10	3,000	2,997
0.491%, 11/12/10	1,500	1,498
Variable Funding Capital LLC
0.400%, 08/09/10	1,750	1,750

Total Commercial Paper (Cost $119,790) ($ Thousands)		119,790

CERTIFICATES OF DEPOSIT — 18.6%
Bank of Nova Scotia
0.470%, 09/01/10	3,000	3,000
0.450%, 01/18/11	2,000	2,000
Bank of Tokyo-Mitsubishi
0.550%, 09/07/10	2,000	2,000
0.550%, 09/10/10	2,000	2,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	1

SCHEDULE OF INVESTMENTS (Unaudited)

Money Market Fund (Continued)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Barclays Bank PLC
0.400%, 09/13/10	$500	$500
0.500%, 10/06/10	4,000	4,000
0.500%, 10/12/10	5,000	5,000
BNP Paribas
0.570%, 09/02/10	3,000	3,000
0.630%, 09/13/10	12,000	12,000
0.630%, 09/14/10	3,000	3,000
0.590%, 11/16/10	1,000	1,000
Caisse Cent Desjardins
0.450%, 10/13/10	2,000	2,000
0.460%, 10/15/10	2,000	2,000
0.470%, 10/20/10	3,000	3,000
Credit Agricole
0.320%, 08/23/10	3,000	3,000
Credit Agricole Corporate and Investment Bank
0.520%, 10/25/10	3,000	3,000
0.520%, 11/01/10	4,000	4,000
HSBC Bank PLC
0.320%, 08/25/10	4,000	4,000
Nordea Bank Finland PLC
0.510%, 09/03/10	1,000	1,000
0.540%, 01/10/11	2,000	2,000
Rabobank Nederland
0.570%, 01/10/11	2,000	2,000
Societe Generale
0.340%, 08/02/10	2,000	2,000
0.340%, 08/04/10	2,000	2,000
Svenska Handlesbanken
0.480%, 12/09/10	1,000	1,000
UBS
0.570%, 08/30/10	1,000	1,000
0.590%, 09/17/10	6,000	6,000
0.470%, 10/18/10	3,000	3,000
0.450%, 10/20/10	4,000	4,000

Total Certificates of Deposit (Cost $82,500) ($ Thousands)		82,500

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.5%
FFCB
0.431%, 10/20/10 (D)	2,000	2,000
FHLB
0.160%, 08/07/10 (D)	3,000	3,000
0.285%, 10/29/10 (D)	2,000	2,000
FHLMC
0.581%, 10/07/10 (D)	8,000	8,001
FHLMC MTN
0.607%, 09/09/10 (D)	13,000	13,017
0.525%, 10/30/10 (D)	1,000	1,001
FHLMC DN
0.311%, 11/10/10 (A)	1,000	999
FHLMC, Ser 1
0.204%, 08/01/10 (D)	5,000	5,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC DN, Ser RB
0.300%, 11/23/10 (A)	$2,000	$1,998
0.250%, 01/18/11 (A)	3,000	2,997
FNMA DN
0.250%, 01/19/11 (A)	2,000	1,998

Total U.S. Government Agency Obligations (Cost $42,011) ($ Thousands)		42,011

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bills (A)
0.180%, 08/26/10	2,000	2,000
0.230%, 09/23/10	1,800	1,799
0.265%, 10/07/10	2,000	1,999
0.220%, 12/30/10	2,000	1,998
0.205%, 01/06/11	1,000	999
U.S. Treasury Notes
2.000%, 09/30/10	2,000	2,005
1.250%, 11/30/10	1,000	1,004

Total U.S. Treasury Obligations (Cost $11,804) ($ Thousands)		11,804

MUNICIPAL BONDS — 1.4%

Connecticut — 0.1%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB 0.296%, 08/05/10 (D)	500	500

Iowa — 0.4%
Iowa State, Finance Authority, Ser C, RB 0.296%, 08/05/10 (D)	1,685	1,685
Iowa State, Finance Authority, Ser G, RB 0.300%, 08/05/10 (D)	100	100

		1,785

Kentucky — 0.5%
Kentucky State, Housing Development Authority, Ser J, RB 0.400%, 08/05/10 (D)	2,000	2,000

New Mexico — 0.1%
New Mexico State, Finance Authortiy, Sub-Ser D, GO 0.310%, 08/05/10 (D)	300	300

Texas — 0.2%
Texas State, Ser A2, GO 0.296%, 08/04/10 (D)	1,000	1,000

Wisconsin — 0.1%
Wisconsin State, Housing & Economic Development Authority, Ser D, RB 0.400%, 08/04/10 (D)	500	500

Total Municipal Bonds (Cost $6,085) ($ Thousands)		6,085

2	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (E) — 40.7%
BNP Paribas 0.340%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $1,000,028 (collateralized by various corporate obligations*, ranging in par value $15,000-$360,000, 4.750%-7.200%, 08/01/11-01/13/20, with total market value $1,050,000)	$1,000	$1,000
BNP Paribas 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $50,000,875 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $486,988-$46,725,615, 1.687%-6.500%, 09/01/13-11/01/46, with total market value $51,000,001)	50,000	50,000
Citigroup 0.220%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $50,000,917 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $139,455-$108,394,384, 1.613%-7.000%, 07/15/24-07/01/46, with total market value $51,000,000)	50,000	50,000
Deutsche Bank 0.310%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $1,000,026 (collateralized by Nordstrom, $1,001,555, 4.750%, 05/01/20, with total market value $1,050,001)	1,000	1,000
JPMorgan Chase 0.360%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $3,001,693 (collateralized by Yum! Brands, par value $2,690,000, 6.250%, 03/15/18, with total market value $3,151,778)	3,000	3,000
RBS 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $74,101,276 (collateralized by various GNMA obligations, ranging in par value $3,640,000-$29,184,391, 3.000%- 4.000%, 07/20/40-07/20/40, with total market value $75,583,303)	74,100	74,100
UBS 0.310%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $1,000,028 (collateralized by Anadarko Petroleum, par value $950,000, 8.700%, 03/15/19, with total market value $1,050,208)	1,000	1,000

Total Repurchase Agreements (Cost $180,100) ($ Thousands)		180,100

Total Investments — 100.0% (Cost $442,290) ($ Thousands)		$442,290

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 30, 2010, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	Anheuser Busch Inbev Worldwide	5.375%	10/15/14	$15
	Anheuser Busch Inbev Worldwide	7.200	01/15/14	84
	JPMorgan Chase	4.750	05/01/13	15
	Lloyds TSB Bank PLC	5.800	01/13/20	200
	UBS AG Stanford Branch	5.750	04/25/18	65
	Wells Fargo	5.300	08/26/11	360
	Wells Fargo	5.625	12/11/17	90
	Wells Fargo	6.375	08/01/11	150

Percentages are based on Net Assets of $442,299 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of July 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	3

SCHEDULE OF INVESTMENTS (Unaudited)

Government Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 43.8%
FFCB
0.336%, 08/01/10 (A)	$10,000	$9,997
FHLB
0.160%, 08/07/10 (A)	35,000	34,997
1.400%, 09/23/10	4,000	4,007
0.270%, 10/26/10	20,000	19,999
0.260%, 01/14/11 to 02/04/11	47,000	46,993
FHLB DN
0.200%, 09/10/10 (B)	26,000	25,994
FHLB, Ser 2
3.050%, 09/10/10	1,000	1,003
3.000%, 12/10/10	15,000	15,147
FHLMC MTN
0.607%, 09/09/10 (A)	50,000	50,064
1.450%, 09/10/10	9,017	9,029
4.440%, 10/20/10	25,000	25,228
FHLMC
0.581%, 10/07/10 (A)	63,000	63,011
3.125%, 10/25/10	24,000	24,161
FHLMC DN
0.223%, 08/09/10 (B)	38,652	38,650
0.215%, 08/13/10 (B)	25,000	24,998
0.250%, 08/23/10 to 10/25/10 (B)	31,000	30,992
FHLMC, Ser 1
0.204%, 08/01/10 (A)	35,000	35,000
FHLMC DN, Ser RB
0.220%, 08/05/10 (B)	15,000	15,000
0.200%, 08/17/10 (B)	25,000	24,998
FNMA
3.250%, 08/12/10	23,903	23,925
FNMA DN
1.690%, 10/01/10 (B)	15,000	14,994
0.230%, 10/06/10 (B)	23,000	22,990
0.260%, 11/03/10 (B)	25,000	24,983

Total U.S. Government Agency Obligations (Cost $586,160) ($ Thousands)		586,160

U.S. TREASURY OBLIGATION — 2.6%
U.S. Treasury Notes
2.000%, 09/30/10	35,000	35,092

Total U.S. Treasury Obligation (Cost $35,092) ($ Thousands)		35,092

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (C) — 56.1%
BNP Paribas 0.220%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $65,001,192 (collateralized by various corporate obligations*, ranging in par value $28,864,887-$37,421,281, 1.625%-1.625%, 01/07/11-07/15/11, with total market value $66,950,000)	$65,000	$65,000
Deutsche Bank 0.200%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $231,143,852 (collateralized by various FHLMC/FNMA obligations, ranging in par value $18,658,000-$214,129,000, 0.000%-2.875%, 10/12/10-10/25/10, with total market value $235,763,424)	231,140	231,140
Deutsche Bank 0.190%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $59,667,945 (collateralized by a U.S. Treasury Bill, par value $60,875,500, 0.000%, 09/23/10, with total market value $60,860,342)	59,667	59,667
Goldman Sachs 0.220%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $65,001,192 (collateralized by various corporate obligations*, ranging in par value $24,078,416-$40,908,773, 1.875%-2.250%, 03/13/12-10/22/12, with total market value $66,951,228)	65,000	65,000
Morgan Stanley 0.220%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $65,001,192 (collateralized by GE Capital, par value $64,705,684, 2.250%, 03/12/12, with total market value $66,950,001)	65,000	65,000
UBS 0.220%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $65,004,238 (collateralized by various corporate obligations*, ranging in par value $650,000-$35,065,000, 1.269%-3.150%, 12/09/11-06/22/12, with total market value $66,954,363)	65,000	65,000

4	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $200,000,223 (collateralized by various RFCO obligations, ranging in par value $10,000-$34,020,000, 0.000%-0.000%, 10/15/10-01/15/30, with total market value $204,000,227)	$200,000	$200,000

Total Repurchase Agreements (Cost $750,807) ($ Thousands)		750,807

Total Investments — 102.5% (Cost $1,372,059) ($ Thousands)		$1,372,059

*	A summary of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at July 30, 2010, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
BNP Paribas	GE Capital	1.625%	01/07/11	$28,865
	Goldman Sachs	1.625	07/15/11	37,421

Goldman Sachs	Citigroup Funding	1.875	10/22/12	40,909
	Morgan Stanley	2.250	03/13/12	24,078

UBS	American Express	3.150	12/09/11	35,065
	Citigroup Funding	1.269	12/09/11	650
	PNC Funding	2.300	06/22/12	28,880

Percentages are based on Net Assets of $1,338,260 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

(C)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

MTN	— Medium Term Note

RFCO	— Resolution Funding Corporation

Ser	— Series

As of July 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	5

SCHEDULE OF INVESTMENTS (Unaudited)

Government II Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. GOVERNMENT AGENCY OBLIGATIONS — 94.3%
FFCB
0.336%, 08/01/10 (A)	$15,000	$14,995
FHLB
0.160%, 08/07/10 (A)	45,000	44,996
4.375%, 10/22/10	21,215	21,409
0.270%, 10/26/10	25,000	24,998
0.375%, 11/05/10	15,000	15,006
0.260%, 01/14/11	12,000	11,999
0.250%, 01/27/11	11,500	11,499
FHLB DN
0.060%, 08/02/10 (B)	81,466	81,466
0.100%, 08/03/10 (B)	17,000	17,000
0.178%, 08/04/10 (B)	107,950	107,948
0.182%, 08/06/10 (B)	26,000	25,999
0.191%, 08/11/10 (B)	55,000	54,997
0.183%, 08/13/10 (B)	82,000	81,995
0.170%, 08/17/10 (B)	17,000	16,999
0.198%, 08/18/10 (B)	44,085	44,081
0.186%, 08/20/10 (B)	35,000	34,997
0.195%, 08/25/10 (B)	46,660	46,654
0.210%, 08/27/10 (B)	10,000	9,998
0.180%, 09/01/10 to 10/25/10 (B)	35,300	35,291
0.173%, 09/03/10 (B)	22,300	22,296
0.176%, 09/08/10 (B)	42,000	41,992
0.187%, 09/10/10 (B)	79,235	79,219
0.194%, 09/15/10 (B)	106,500	106,474
0.199%, 10/01/10 (B)	35,000	34,988
0.200%, 10/06/10 to 10/08/10 (B)	42,000	41,984
0.190%, 10/13/10 to 10/27/10 (B)	98,000	97,959
0.193%, 10/15/10 (B)	28,000	27,989
0.190%, 10/20/10 (B)	45,000	44,981
0.250%, 01/21/11 (B)	35,000	34,958
FHLB, Ser 2
3.000%, 12/10/10	10,000	10,098
FHLB, Ser 3
0.280%, 11/10/10	15,000	14,998

Total U.S. Government Agency Obligations (Cost $1,260,263) ($ Thousands)		1,260,263

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 5.7%
U.S. Treasury Bills (A)
0.125%, 08/12/10	$66,000	$65,997
U.S. Treasury Notes
2.000%, 09/30/10	10,000	10,029

Total U.S. Treasury Obligations (Cost $76,026) ($ Thousands)		76,026

Total Investments — 100.0% (Cost $1,336,289) ($ Thousands)		$1,336,289

Percentages are based on Net Assets of $1,336,575 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	The rate reported is the effective yield at time of purchase.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

Ser — Series

As of July 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

6	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A) (B) — 29.6%
American Honda Finance
0.370%, 09/02/10	$25,000	$24,992
0.390%, 09/21/10	8,000	7,996
Argento Variable Funding LLC
0.350%, 08/02/10	13,000	13,000
0.360%, 08/03/10	7,000	7,000
0.460%, 08/31/10	26,000	25,990
Atlantis One Funding
0.435%, 10/01/10	14,600	14,589
0.552%, 01/18/11	21,000	20,945
Cancara Asset Securitisation LLC
0.501%, 10/18/10	24,000	23,974
Chariot Funding LLC
0.400%, 10/13/10	8,000	7,993
Clipper Receivables LLC
0.451%, 10/05/10 to 10/08/10	33,000	32,973
Coca-Cola
0.371%, 01/03/11	22,000	21,965
Fairway Finance LLC
0.491%, 09/02/10	7,000	6,997
0.380%, 10/12/10	12,000	11,991
Falcon Asset Securitization LLC
0.430%, 09/24/10	8,000	7,995
0.451%, 01/25/11	5,000	4,989
FCAR Owner Trust
0.500%, 09/02/10	4,000	3,998
0.501%, 09/07/10 to 10/04/10	100,000	99,917
Gemini Securitization LLC
0.551%, 08/27/10	3,000	2,999
0.501%, 09/28/10	5,000	4,996
0.420%, 10/22/10	23,000	22,978
General Electric Capital
0.481%, 09/02/10	36,000	35,985
0.461%, 09/15/10	40,000	39,977
0.370%, 10/07/10	26,000	25,982
0.483%, 01/18/11	30,000	29,932
Grampian Funding LLC
0.450%, 09/08/10	42,300	42,280
0.531%, 10/18/10	4,000	3,995
Jupiter Securitization LLC
0.400%, 10/08/10	43,000	42,967
0.481%, 01/21/11	44,700	44,597

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Liberty Street Funding LLC
0.501%, 09/03/10	$4,000	$3,998
0.471%, 09/13/10	20,000	19,989
0.420%, 09/24/10	2,000	1,999
0.400%, 10/12/10	4,000	3,997
Market Street Funding LLC
0.501%, 09/02/10	3,000	2,999
0.481%, 09/10/10	12,000	11,994
0.400%, 10/12/10	39,000	38,969
0.390%, 10/13/10	6,000	5,995
MetLife Short Term Funding LLC
0.531%, 09/07/10	36,750	36,730
0.521%, 09/13/10	5,000	4,997
0.511%, 10/01/10	18,000	17,984
0.501%, 10/04/10 to 10/19/10	55,300	55,250
0.491%, 10/12/10	15,000	14,985
National Australia Funding
0.420%, 09/13/10	26,600	26,587
Nestle Capital
0.300%, 09/07/10	23,000	22,993
0.310%, 10/04/10	5,000	4,997
Nestle Finance International
0.270%, 08/24/10	16,000	15,997
0.350%, 10/12/10	8,000	7,994
NRW.BANK
0.500%, 10/06/10	21,000	20,981
Old Line Funding LLC
0.481%, 09/01/10 to 09/02/10	13,665	13,659
0.430%, 10/01/10	10,000	9,993
Royal Park Investments Funding
0.440%, 10/25/10 (C)	10,750	10,739
Shell International Finance
0.451%, 01/03/11	32,000	31,938
Straight-A Funding LLC
0.350%, 10/12/10	29,000	28,980
Thunder Bay Funding LLC
0.340%, 08/02/10	10,737	10,737
0.481%, 09/01/10 to 09/13/10	13,000	12,993
0.400%, 10/06/10	36,000	35,974
Total Capital Canada
0.471%, 01/13/11 to 01/14/11	22,000	21,952
Toyota Credit Canada
0.571%, 09/03/10	5,000	4,997
0.561%, 09/13/10	35,000	34,977
0.551%, 09/21/10	18,000	17,986
0.541%, 09/22/10	15,000	14,988
Toyota Financial Services de Puerto Rico
0.581%, 09/07/10	4,000	3,998
0.491%, 10/18/10	4,500	4,495
Toyota Motor Credit
0.581%, 09/13/10	26,000	25,982
0.501%, 10/01/10	21,000	20,982
0.470%, 10/12/10	34,000	33,968
0.491%, 11/12/10	16,000	15,978

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	7

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Continued)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Variable Funding Capital LLC
0.400%, 08/09/10	$10,000	$9,999
0.481%, 09/01/10	6,000	5,997

Total Commercial Paper (Cost $1,324,739) ($ Thousands)		1,324,739

CERTIFICATES OF DEPOSIT — 24.5%
Bank of Nova Scotia
0.450%, 01/18/11	19,000	19,000
Bank of Tokyo-Mitsubishi
0.550%, 09/10/10	16,000	16,000
Bank of Tokyo-Mitsubishi UFJ NY
0.550%, 09/21/10	20,000	20,000
0.550%, 09/21/10	40,000	40,000
0.550%, 09/23/10	31,000	31,000
Barclays Bank PLC
0.400%, 09/13/10	16,000	16,000
0.440%, 09/27/10	7,000	7,000
0.500%, 10/06/10	60,000	60,000
0.500%, 10/12/10	52,000	52,000
BNP Paribas
0.570%, 09/02/10	24,000	24,000
0.630%, 09/13/10	82,000	82,000
0.630%, 09/14/10	29,000	29,000
0.590%, 11/16/10	20,000	20,000
Caisse Cent Desjardins
0.450%, 10/13/10	28,000	28,000
0.460%, 10/15/10	21,000	21,000
0.470%, 10/20/10	24,000	24,000
Credit Agricole
0.300%, 08/02/10	3,000	3,000
0.320%, 08/23/10	28,000	28,000
Credit Agricole Corporate and Investment Bank
0.520%, 10/25/10	34,000	34,000
0.520%, 11/01/10	30,000	30,000
Credit Industriel et Commercial
0.580%, 08/16/10	16,000	16,000
0.580%, 08/16/10	24,000	24,000
Deitsche Bank
0.520%, 09/15/10	10,000	10,000
HSBC Bank PLC
0.320%, 08/25/10	37,000	37,000
0.400%, 10/06/10	21,000	21,000
National Australia Bank
0.435%, 10/01/10	5,000	5,000
0.435%, 10/01/10	9,000	9,000
Nordea Bank Finland PLC
0.510%, 09/03/10	12,000	12,000
0.540%, 01/10/11	26,000	26,000
Rabobank Nederland
0.570%, 01/10/11	26,000	26,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Societe Generale
0.345%, 08/02/10	$48,000	$48,000
0.340%, 08/02/10	26,000	26,000
0.340%, 08/04/10	43,000	43,000
Sumitomo Mitsui Banking
0.490%, 09/29/10	21,000	21,000
Svenska Handelsbanken
0.520%, 08/30/10	22,000	22,000
0.470%, 09/22/10	17,000	17,001
Svenska Handlesbanken
0.480%, 12/09/10	5,050	5,051
UBS
0.590%, 09/17/10	63,000	63,000
0.470%, 10/18/10	38,000	38,000
0.450%, 10/20/10	43,000	43,000

Total Certificates of Deposit (Cost $1,096,052) ($ Thousands)		1,096,052

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
FFCB
0.431%, 10/20/10 (A)	12,000	12,000
FHLB
0.160%, 08/07/10 (D)	24,000	23,998
0.285%, 10/29/10 (D)	12,000	12,000
FHLMC
0.581%, 10/07/10 (D)	50,600	50,609
FHLMC MTN
0.607%, 09/09/10 (D)	90,000	90,120
0.525%, 10/30/10 (D)	2,000	2,002
FHLMC DN
0.300%, 10/13/10 (A)	14,000	13,994
0.311%, 11/10/10 (A)	13,071	13,060
FHLMC, Ser 1
0.204%, 08/01/10 (D)	35,000	35,002
FHLMC DN, Ser RB
0.000%, 11/23/10 (A)	22,000	21,979
0.250%, 01/18/11 (A)	17,000	16,980
FNMA DN
0.250%, 01/19/11 (A)	11,000	10,987
FNMA DN
0.250%, 10/01/10 (A)	4,000	3,998

Total U.S. Government Agency Obligations (Cost $306,729) ($ Thousands)		306,729

U.S. TREASURY OBLIGATIONS — 3.3%
U.S. Treasury Bills (A)
0.180%, 08/26/10	23,000	22,997
0.230%, 09/23/10	16,000	15,995
0.265%, 10/07/10	20,000	19,990
0.220%, 12/30/10	20,000	19,982
0.205%, 01/06/11	40,000	39,964

8	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. Treasury Notes
2.000%, 09/30/10	$19,000	$19,050
1.250%, 11/30/10	11,000	11,035

Total U.S. Treasury Obligations (Cost $149,013) ($ Thousands)		149,013

MUNICIPAL BONDS — 0.9%

Colorado — 0.3%
Colorado State, City of Colorado Springs, Ser C
0.230%, 08/05/10 (D)	3,500	3,500
Colorado State, Housing & Finance Authority, Ser A1, RB
0.310%, 08/04/10 (D)	3,200	3,200
0.230%, 08/04/10 (D)	1,825	1,825
0.230%, 08/04/10 (D)	900	900
Colorado State, Housing & Finance Authority, Ser B1, RB
0.300%, 08/04/10 (D)	3,950	3,950
Colorado State, Housing & Finance Authority, Ser C1, RB
0.210%, 08/04/10 (D)	1,000	1,000
Colorado State, Housing & Finance Authority, Ser CL1, RB
0.230%, 08/04/10 (D)	600	600

		14,975

Connecticut — 0.0%
Connecticut State, Housing & Finance Authority, Sub-Ser A-5, RB
0.296%, 08/05/10 (D)	1,335	1,335

Iowa — 0.3%
Iowa State, Finance Authority, Ser B, RB
0.220%, 08/05/10 (D)	1,000	1,000
Iowa State, Finance Authority, Ser C, RB
0.296%, 08/05/10 (D)	10,820	10,820
Iowa State, Finance Authority, Ser M, RB
0.230%, 08/05/10 (D)	900	900

		12,720

New Hampshire — 0.1%
New Hampshire State, Health & Education Facilities Authority, Ser C, RB
0.340%, 08/04/10 (D)	1,460	1,460

New Mexico — 0.0%
New Mexico State, Finance Authortiy, Sub-Ser D, GO
0.310%, 08/05/10 (D)	1,000	1,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 0.2%
Texas State, GO
0.380%, 08/03/10 (D)	$1,820	$1,820
0.320%, 08/03/10 (D)	3,300	3,300
Texas State, Small Business Project, Ser B, GO
0.340%, 08/05/10 (D)	585	585
Texas State, Ser A2, GO
0.296%, 08/04/10 (D)	400	400
Texas State, Ser C, GO
0.250%, 08/04/10 (D)	1,000	1,000

		7,105

Wisconsin — 0.0%
Wisconsin State, Housing & Economic Development Authority, Ser D, RB
0.395%, 08/04/10 (D)	340	340

Total Municipal Bonds (Cost $38,935) ($ Thousands)		38,935

REPURCHASE AGREEMENTS (E) — 34.9%
Barclays Capital 0.220%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $200,003,667 (collateralized by FNMA, par value $204,676,000, 0.000%, 07/11/11, with total market value $204,000,569)	200,000	200,000
Barclays Capital 0.220%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $200,003,667 (collateralized by various FHLMC/GNMA obligations, ranging in par value $7,585,234-$29,300,000, 3.299%-6.000%, 03/01/19-07/01/40, with total market value $204,000,000)	200,000	200,000
BNP Paribas 0.340%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $58,001,643 (collateralized by Federal Republic of Brazil, par value $44,206,292, 8.875%, 10/14/19, with total market value $60,900,000)	58,000	58,000
BNP Paribas 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $150,002,625 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $1,005,223-$71,876,465, 1.911%-7.500%, 11/01/18-07/15/40, with total market value $153,000,000)	150,000	150,000

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	9

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund (Concluded)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank 0.310%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $13,000,336 (collateralized by BP Capital Markets PLC, par value $14,104,017, 3.875%, 03/10/15, with total market value $13,650,001)	$13,000	$13,000
Goldman Sachs 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $400,007,000 (collateralized by various GNMA obligations, ranging in par value $67,244,559-$180,000,000, 4.500%-6.500%, 01/15/39- 02/15/39, with total market value $408,007,140)	400,000	400,000
JPMorgan Chase 0.360%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $22,004,980 (collateralized by Yum! Brands, par value $19,720,000, 6.250%, 03/15/18, with total market value $23,105,228)	22,000	22,000
JPMorgan Chase 0.200%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $200,003,866 (collateralized by various FNMA obligations, ranging in par value $11,827,925-$75,679,128, 0.000%-0.000%, 11/01/29-08/01/40, with total market value $204,003,941)	200,000	200,000
Morgan Stanley 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $198,003,465 (collateralized by various FNMA obligations, ranging in par value $1,739-$337,189, 3.500%- 6.000%, 04/01/19-07/01/40, with total market value $202,851,399)	198,000	198,000
RBS 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $117,171,820 (collateralized by various GNMA obligations, ranging in par value $200,000-$21,257,672, 3.250%-6.000%, 08/20/32-07/20/40, with total market value $119,515,258)	117,170	117,170

Description	Face Amount ($ Thousands)	Value ($ Thousands)

UBS 0.310%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $3,000,162 (collateralized by various corporate obligations*, ranging in par value $651,000-$1,755,000, 5.250%-7.625%, 03/15/14-06/15/15, with total market value $3,150,170)	$3,000	$3,000

Total Repurchase Agreements (Cost $1,561,170) ($ Thousands)		1,561,170

Total Investments — 100.0% (Cost $4,476,638) ($ Thousands)		$4,476,638

*	A summary of the coproate obligations used to collateralize repurchase agreements entered into by the Fund at July 30, 2010, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
UBS	Alcoa	5.250%	03/15/14	$651
	Qwest	7.625	06/15/15	1,755

Percentages are based on Net Assets of $4,476,719 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

DN — Discount Note

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

As of July 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

10	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 25.3%
U.S. Treasury Bills (A)
0.183%, 08/26/10	$15,000	$14,998
0.196%, 09/02/10	35,000	34,994
0.220%, 12/30/10	4,000	3,996
0.205%, 01/06/11	15,000	14,986
U.S. Treasury Notes
2.000%, 09/30/10	22,000	22,058
1.250%, 11/30/10	10,000	10,033
0.875%, 12/31/10 to 02/28/11	14,000	14,041

Total U.S. Treasury Obligations (Cost $115,106) ($ Thousands)		115,106

REPURCHASE AGREEMENTS (B) — 68.0%
BNP Paribas 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $119,002,083 (collateralized by U.S. Treasury Note, par value $114,797,800, 3.000%, 09/30/16, with total market value $121,380,080)	119,000	119,000
Citigroup 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $119,002,083 (collateralized by U.S. Treasury Bond, par value $82,498,000, 8.125%, 05/15/21, with total market value $121,380,123)	119,000	119,000
Deutsche Bank 0.190%, dated 07/30/10, to be repurchased on 09/01/10, repurchase price $54,044,856 (collateralized by various U.S. Treasury obligations, ranging in par value $8,693,306-$105,571,000, 0.000%-0.000%, 11/15/31-05/15/34, with total market value $55,124,880) (C)	54,044	54,044
Deutsche Bank 0.220%, dated 07/30/10, to be repurchased on 09/01/10, repurchase price $17,000,416 (collateralized by various U.S. Treasury obligations, ranging in par value $317,500-$31,859,916, 0.000%-0.000%, 08/15/23-11/15/25, with total market value $17,340,000) (C)	17,000	17,000

Total Repurchase Agreements (Cost $309,044) ($ Thousands)		309,044

Total Investments — 93.3% (Cost $424,150) ($ Thousands)		$424,150

Percentages are based on Net Assets of $454,692 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

(B)	Tri-Party Repurchase Agreement.

(C)	Security considered illiquid. The total value of such securities as of July 31, 2010 was $71,044 ($Thousands) and represented 15.62% of Net Assets.

As of July 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	11

SCHEDULE OF INVESTMENTS (Unaudited)

Treasury II Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 99.9%
U.S. Treasury Bills (A)
0.091%, 08/05/10	$62,632	$62,631
0.117%, 08/12/10	55,000	54,998
0.130%, 08/19/10	55,000	54,996
0.166%, 08/26/10 to 10/07/10	61,291	61,283
0.146%, 09/02/10	35,000	34,996
0.156%, 09/09/10	23,000	22,996
0.158%, 09/16/10	70,000	69,986
0.142%, 09/30/10	5,000	4,999
0.148%, 10/14/10	20,000	19,994
0.147%, 10/28/10	15,000	14,995
0.165%, 11/18/10	15,282	15,274
0.160%, 11/26/10	10,000	9,995
0.220%, 12/30/10	13,000	12,990
U.S. Treasury Notes
2.375%, 08/31/10	35,000	35,062
3.875%, 09/15/10	7,000	7,031
2.000%, 09/30/10	10,000	10,031

Total U.S. Treasury Obligations (Cost $492,257) ($ Thousands)		492,257

Total Investments — 99.9% (Cost $492,257) ($ Thousands)		$492,257

Percentages are based on Net Assets of $492,747 ($ Thousands).

(A)	The rate reported is the effective yield at time of purchase.

As of July 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

12	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 64.2%

Agency Mortgage-Backed Obligations — 64.2%
FHLMC
7.375%, 09/01/18 (A)	$7	$7
7.287%, 03/01/19 (A)	22	23
7.250%, 01/01/18 to 09/01/20 (A)	44	46
7.125%, 07/01/18 to 11/01/20 (A)	16	16
7.000%, 02/01/16 to 11/01/18 (A)	31	33
6.875%, 07/01/18 (A)	21	22
6.750%, 09/01/16 to 01/01/17 (A)	11	11
6.625%, 02/01/16 to 06/01/18 (A)	9	9
6.500%, 07/01/16 to 01/01/17 (A)	15	15
6.000%, 06/01/21	1,358	1,482
4.500%, 07/01/23 to 01/01/39	19	20
2.946%, 06/01/24 (A)	57	60
2.941%, 07/01/24 (A)	21	22
2.843%, 12/01/23 (A)	160	167
2.839%, 12/01/23 (A)	2,350	2,454
2.768%, 05/01/24 (A)	62	64
2.711%, 06/01/24 (A)	127	132
2.669%, 04/01/29 (A)	109	113
2.651%, 06/01/17 (A)	33	35
2.631%, 04/01/22 (A)	60	60
2.562%, 04/01/29 (A)	49	51
2.560%, 04/01/19 to 05/01/19 (A)	50	53
2.552%, 07/01/20 (A)	5	5
2.510%, 02/01/19 (A)	28	29
2.375%, 03/01/19 (A)	32	33
2.125%, 02/01/17 (A)	3	3
1.875%, 04/01/16 to 03/01/17 (A)	13	13
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	794	814
FHLMC REMIC, Ser 2004-2826, Cl BK
5.000%, 01/15/18	463	477
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	389	400
FHLMC REMIC, Ser 2805, Cl DG
4.500%, 04/15/17	424	435
FHLMC REMIC, Ser 2975, Cl VT
5.000%, 02/15/11	426	431
FHLMC REMIC, Ser 3022, Cl MB
5.000%, 12/15/28	1,340	1,383
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	4,000	4,332
FHLMC REMIC, Ser 3148, Cl CF
0.741%, 02/15/34 (A)	2,276	2,276
FHLMC REMIC, Ser 3153, Cl FX
0.691%, 05/15/36 (A)	588	587

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FHLMC REMIC, Ser 3628, Cl PJ
4.500%, 01/15/40	$17,356	$18,932
FHLMC REMIC, Ser T-42, Cl A5
7.500%, 02/25/42	758	868
FHLMC TBA
5.000%, 08/15/18	42,000	44,868
FNMA
7.000%, 06/01/37	87	97
6.500%, 05/01/26 to 09/01/36	1,707	1,880
6.442%, 04/01/14	3,899	4,267
6.000%, 02/01/23 to 09/01/24	51,781	56,373
5.926%, 11/01/11	312	324
5.890%, 10/01/11	2,216	2,299
5.500%, 01/01/12 to 12/01/25	8,358	9,020
5.300%, 07/01/19	1,483	1,662
5.140%, 11/01/15	3,295	3,667
5.090%, 11/01/15	4,200	4,671
5.016%, 02/01/13	74	78
4.975%, 12/01/13	1,436	1,562
4.835%, 11/01/12	1,013	1,079
4.830%, 02/01/13	2,226	2,385
4.771%, 09/01/15	7,251	7,966
4.621%, 04/01/13	108	115
4.107%, 12/01/29 (A)	138	138
4.100%, 07/01/13	966	1,024
2.938%, 08/01/29 (A)	605	633
2.846%, 09/01/24 (A)	911	933
2.752%, 09/01/25 (A)	148	155
2.473%, 02/01/27 (A)	144	149
2.451%, 05/01/28 (A)	896	930
2.178%, 08/01/27 (A)	502	504
FNMA REMIC, Ser 1992-61, Cl FA
0.994%, 10/25/22 (A)	159	161
FNMA REMIC, Ser 1993-32, Cl H
6.000%, 03/25/23	68	75
FNMA REMIC, Ser 1993-5, Cl Z
6.500%, 02/25/23	32	36
FNMA REMIC, Ser 1994-77, Cl FB
1.844%, 04/25/24 (A)	14	15
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	185	202
FNMA REMIC, Ser 2002-3, Cl PG
5.500%, 02/25/17	1,033	1,127
FNMA REMIC, Ser 2002-53, Cl FK
0.729%, 04/25/32 (A)	277	277
FNMA REMIC, Ser 2003-76, Cl CA
3.750%, 07/25/33	936	986
FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	3,897	4,034
FNMA REMIC, Ser 2004-75, Cl KA
4.500%, 03/25/18	311	322
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	204	205
FNMA REMIC, Ser 2005-43, Cl EN
5.000%, 05/25/19	755	779

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	13

SCHEDULE OF INVESTMENTS (Unaudited)

Short-Duration Government Fund (Concluded)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2006-76, Cl QF
0.729%, 08/25/36 (A)	$3,044	$3,043
FNMA REMIC, Ser 2006-79, Cl DF
0.679%, 08/25/36 (A)	3,124	3,122
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	5,502	6,001
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	12,974	14,108
FNMA TBA
6.000%, 08/01/33	60,500	65,718
5.000%, 08/15/18	95,100	101,579
4.500%, 08/17/18	55,400	58,698
GNMA
7.500%, 01/15/11 to 02/15/11	3	3
6.500%, 04/15/17 to 02/20/39	3,204	3,536
6.000%, 06/15/16 to 09/15/19	568	617
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.909%, 09/16/35 (A)	212	39

Total Mortgage-Backed Securities (Cost $441,286) ($ Thousands)		447,375

U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.1%
FHLB
3.250%, 09/12/14	13,400	14,308
2.750%, 03/13/15	6,000	6,277
FHLMC
3.750%, 03/27/19	12,141	12,848
2.500%, 04/23/14	2,500	2,610
2.125%, 09/21/12	21,100	21,720
FNMA
5.000%, 03/15/16	24,800	28,738
2.750%, 03/13/14	48,000	50,549
1.500%, 06/26/13	30,500	30,975

Total U.S. Government Agency Obligations (Cost $162,257) ($ Thousands)		168,025

U.S. TREASURY OBLIGATION — 6.9%
U.S. Treasury Note
1.000%, 03/31/12	47,900	48,321

Total U.S. Treasury Obligation (Cost $47,872) ($ Thousands)		48,321

REPURCHASE AGREEMENTS (B) — 43.1%
BNP Paribas 0.200%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $142,902,501 (collateralized by various FHLMC/FNMA/GNMA obligations, ranging in par value $276,570-$109,160,924, 4.000%-8.000%, 07/01/11-06/15/45, with total market value $145,758,000)	142,900	142,900

Description	Face Amount ($ Thousands)	Value ($ Thousands)
JPMorgan Chase 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $157,104,298 (collateralized by various FHLMC/FNMA obligations, ranging in par value $590,998-$133,768,123, 0.000%-4.6130%, 09/01/19-03/01/50, with total market value $160,246,384)	$157,100	$157,100

Total Repurchase Agreements (Cost $300,000) ($ Thousands)		300,000

Total Investments — 138.3% (Cost $951,415) ($ Thousands)		$963,721

Futures — A summary of the open futures contracts held by the Fund at July 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(184)	Sep-2010	$(633)
U.S. 2-Year Treasury Note	513	Oct-2010	672
U.S. 5-Year Treasury Note	(643)	Oct-2010	(2,042)

			$(2,003)

*	Counterparty: Goldman Sachs

Percentages are based on Net Assets of $696,899 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

Cl — Class

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$447,375	$—	$447,375
U.S. Government Agency Obligations	—	168,025	—	168,025
U.S. Treasury Obligation	—	48,321	—	48,321
Repurchase Agreements	—	300,000	—	300,000

Total	$—	$963,721	$—	$963,721

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$(2,003)	$—	$—	$(2,003)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

As of July 31, 2010, all of the Fund’s investments are Level 2 in accordance with ASC 820. For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

14	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 65.9%

Agency Mortgage-Backed Obligations — 65.9%
FHLMC
6.500%, 01/01/18 to 12/01/32	$313	$350
6.000%, 09/01/24	1,026	1,132
5.500%, 06/01/19 to 12/01/20	640	693
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	236	249
FHLMC REMIC, Ser 165, Cl K
6.500%, 09/15/21	12	12
FHLMC REMIC, Ser 2586, Cl NK
3.500%, 08/15/16	45	46
FHLMC REMIC, Ser 2587, Cl ET
3.700%, 07/15/17	224	231
FHLMC REMIC, Ser 2622, Cl PE
4.500%, 05/15/18	2,780	3,032
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	467	475
FHLMC REMIC, Ser 2635, Cl NJ
3.000%, 03/15/17	142	145
FHLMC REMIC, Ser 2748, Cl LE
4.500%, 12/15/17	865	915
FHLMC REMIC, Ser 2802, Cl PF
0.688%, 09/15/33 (A)	877	876
FHLMC REMIC, Ser 3029, Cl PE
5.000%, 03/15/34	1,300	1,408
FHLMC TBA
5.000%, 08/15/18	3,000	3,205
FNMA
9.500%, 05/01/18	30	33
6.500%, 03/01/33 to 10/01/34	178	198
6.450%, 10/01/18	577	671
6.150%, 04/01/11	139	141
6.000%, 02/01/23	726	792
5.931%, 02/01/12	561	591
5.920%, 06/01/14	483	536
5.680%, 06/01/17	558	631
5.626%, 12/01/11	1,556	1,629
5.500%, 03/01/14 to 12/01/25	3,665	3,963
5.034%, 08/01/15	379	421
5.016%, 02/01/13	193	203
4.771%, 09/01/15	1,269	1,394
3.790%, 07/01/13	1,058	1,114
FNMA REMIC, Ser 2001-51, Cl QN
6.000%, 10/25/16	262	285

Description	Face Amount ($ Thousands)	Value ($ Thousands)

FNMA REMIC, Ser 2004-15, Cl AN
4.000%, 09/25/17	$974	$1,009
FNMA REMIC, Ser 2005-114, Cl EZ
5.500%, 01/25/36	64	64
FNMA REMIC, Ser 2006-79, Cl DF
0.613%, 08/25/36 (A)	551	551
FNMA REMIC, Ser 2007-47, Cl DA
5.600%, 05/25/37	957	1,044
FNMA REMIC, Ser 2010-4, Cl PL
4.500%, 02/25/40	1,501	1,632
FNMA TBA
6.000%, 08/01/33	8,400	9,124
5.000%, 08/15/18	10,900	11,643
4.500%, 08/17/18	8,000	8,476
GNMA
8.750%, 07/20/17 to 07/20/17	9	9
8.500%, 11/20/16 to 08/20/17	45	50
7.500%, 11/15/25 to 09/15/36	81	92
6.000%, 09/15/24	685	754

Total Mortgage-Backed Securities (Cost $58,347) ($ Thousands)		59,819

U.S. GOVERNMENT AGENCY OBLIGATIONS — 23.9%
FHLMC
3.750%, 03/27/19	2,012	2,129
FNMA
5.000%, 03/15/16	2,700	3,129
3.000%, 09/16/14	650	689
2.750%, 03/13/14	7,050	7,424
1.500%, 06/26/13	8,200	8,328

Total U.S. Government Agency Obligations (Cost $20,820) ($ Thousands)		21,699

U.S. TREASURY OBLIGATIONS — 7.1%
U.S. Treasury Notes
2.500%, 03/31/15	5,200	5,444
2.250%, 05/31/14 (C)	500	521
1.375%, 10/15/12	500	508

Total U.S. Treasury Obligations (Cost $6,182) ($ Thousands)		6,473

ASSET-BACKED SECURITY — 1.0%
Small Business Administration, Ser 2005-P10B, Cl 1 4.940%, 08/10/15	824	881

Total Asset-Backed Security (Cost $824) ($ Thousands)		881

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	15

SCHEDULE OF INVESTMENTS (Unaudited)

Intermediate-Duration Government Fund (Concluded)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

REPURCHASE AGREEMENTS (B) — 36.7%
BNP Paribas 0.200%, dated 07/30/10, to be repurchased on 08/01/10, repurchase price $16,600,291 (collateralized by various FHLMC/FNMA obligations, ranging in par value $130,610-$13,068,337, 4.000%-7.000%, 12/01/13- 07/01/40, with total market value $16,932,001)	$16,600	$16,600
Credit Suisse 0.210%, dated 07/30/10, to be repurchased on 08/01/10, repurchase price $16,701,858 (collateralized by various FNMA obligations, ranging in par value $575,000-$3,213,493, 4.500%- 7.000%, 07/01/20-07/01/40, with total market value $17,035,895)	16,700	16,700

Total Repurchase Agreements (Cost $33,300) ($ Thousands)		33,300

Total Investments — 134.6% (Cost $119,473) ($ Thousands)		$122,172

Futures — A summary of the open futures contracts held by the Fund at July 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	(4)	Sep-2010	$(14)
U.S. 2-Year Treasury Note	(55)	Oct-2010	(73)
U.S. 5-Year Treasury Note	295	Oct-2010	853

			$766

*	Counterparty: Goldman Sachs

Percentages are based on Net Assets of $90,749 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$59,819	$—	$59,819
U.S. Government Agency Obligations	—	21,699	—	21,699
U.S. Treasury Obligations	—	6,473	—	6,473
Asset-Backed Security	—	881	—	881
Repurchase Agreements	—	33,300	—	33,300

Total	$—	$122,172	$—	$122,172

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$766	$—	$—	$766

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

Amounts designated as “—” are $O or have been rounded to $O.

The accompanying notes are an integral part of the financial statements.

16	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 97.2%

Agency Mortgage-Backed Obligations — 97.2%
FHLMC REMIC, Ser 3175, Cl SA, IO
6.809%, 06/15/36 (A)	$918	$123
FHLMC REMIC, Ser 3179, Cl SP, IO
6.279%, 07/15/36 (A)	1,446	188
FHLMC REMIC, Ser 3279, Cl SD, IO
6.089%, 02/15/37 (A)	5,491	684
FHLMC REMIC, Ser 3309, Cl SC, IO
6.109%, 04/15/37 (A)	4,593	562
FNMA
8.000%, 09/01/14 to 09/01/28	170	194
7.000%, 08/01/29 to 09/01/32	340	386
6.500%, 09/01/32	139	156
FNMA REMIC, Ser 1990-91, Cl G
7.000%, 08/25/20	34	38
FNMA REMIC, Ser 1992-105, Cl B
7.000%, 06/25/22	68	77
FNMA REMIC, Ser 2002-42, Cl C
6.000%, 07/25/17	1,500	1,660
FNMA REMIC, Ser 2007-19, Cl SA, IO
6.081%, 03/25/37 (A)	11,424	1,480
FNMA TBA
6.000%, 08/01/33	20,100	21,834
GNMA
10.000%, 05/15/16 to 04/15/20	20	23
9.500%, 11/15/16 to 11/15/20	64	72
9.000%, 12/15/17 to 05/15/22	165	187
8.500%, 10/15/16 to 06/15/17	48	50
8.000%, 04/15/17 to 03/15/32	694	803
7.750%, 10/15/26	44	51
7.500%, 02/15/27 to 05/15/36	784	890
7.250%, 01/15/28	153	175
7.000%, 04/15/19 to 06/20/38	6,559	7,485
6.750%, 11/15/27	49	56
6.500%, 09/15/10 to 05/15/40	9,244	10,318
6.000%, 07/15/24 to 10/15/39	13,737	15,066
5.500%, 10/15/32 to 09/15/39 (C)	17,484	19,100
5.000%, 04/15/33 to 09/15/38 (C)	22,477	24,357
4.500%, 08/15/33 to 02/15/39	4,853	5,134
GNMA REMIC, Ser 2002-45, Cl QE
6.500%, 06/20/32	960	1,050
GNMA REMIC, Ser 2005-70, Cl AI, IO
5.000%, 10/20/33	5,445	396
GNMA REMIC, Ser 2006-38, Cl XS, IO
6.909%, 09/16/35 (A)	2,820	496
GNMA REMIC, Ser 2009-104, Cl XV
5.000%, 05/20/26	2,700	2,993

Description	Face Amount ($ Thousands)	Value ($ Thousands)

GNMA TBA
6.500%, 08/20/33	$3,055	$3,366
6.000%, 08/01/33	39,000	42,668
5.500%, 08/01/23	16,500	17,931
5.000%, 08/01/33 to 08/20/38	12,100	13,011
4.500%, 08/15/39	58,200	61,355

Total Mortgage-Backed Securities (Cost $244,570) ($ Thousands)		254,415

REPURCHASE AGREEMENTS (B) — 63.1%
Credit Suisse 0.210%, dated 07/30/10, to be repurchased on 08/02/10 , repurchase price $60,004,410 (collateralized by various FNMA obligations, ranging in par value $1,000,099-$21,615,038, 4.500%-8.000%, 01/01/19-06/01/33, with total market value $61,204,497)	60,000	60,000
JPMorgan Chase 0.210%, dated 07/30/10, to be repurchased on 08/02/10 , repurchase price $54,201,459 (collateralized by a FNMA obligation, par value $59,415,000, 4.000%, 04/01/24, with total market value $55,285,486)	54,200	54,200
UBS 0.210%, dated 07/30/10, to be repurchased on 08/02/10 , repurchase price $51,004,922 (collateralized by a FNMA obligation, par value $50,445,000, 3.500%, 08/01/25, with total market value $52,025,020)	51,000	51,000

Total Repurchase Agreements (Cost $165,200) ($ Thousands)		165,200

Total Investments — 160.3% (Cost $409,770) ($ Thousands)		$419,615

Futures — A summary of the open futures contracts held by the Fund at July 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
U.S. 10-Year Treasury Note	97	Sep-2010	$186
U.S. 2-Year Treasury Note	(76)	Oct-2010	(102)
U.S. 5-Year Treasury Note	(27)	Oct-2010	(86)
U.S. Long Treasury Bond	31	Oct-2010	153

			$151

*	Counterparty: Goldman Sachs

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	17

SCHEDULE OF INVESTMENTS (Unaudited)

GNMA Fund (Concluded)

July 31, 2010

Percentages are based on Net Assets of $261,842 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)	Tri-Party Repurchase Agreement.

(C)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only — face amount represents notional amount

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

TBA — To Be Announced

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at fair value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$254,415	$—	$254,415
Repurchase Agreements	—	165,200	—	165,200

Total	$—	$419,615	$—	$419,615

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures	$151	$—	$—	$151

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

18	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund‡

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CORPORATE OBLIGATIONS — 28.9%

Banks — 6.9%
ANZ National International
2.375%, 12/21/12 (A)	$815	$826
Bank of Montreal
2.125%, 06/28/13	1,200	1,227
Bank of Nova Scotia
2.250%, 01/22/13	1,065	1,094
Bank of Tokyo-Mitsubishi
2.600%, 01/22/13 (A)	800	818
BNP Paribas MTN
2.125%, 12/21/12	1,300	1,311
Citibank
1.625%, 03/30/11	5,000	5,046
1.500%, 07/12/11	2,165	2,188
0.528%, 07/12/11 (B)	680	681
1.250%, 09/22/11	1,250	1,260
Deutsche Bank
2.375%, 01/11/13	750	759
ING Bank
2.650%, 01/14/13 (A)	1,250	1,256
Intesa Sanpaolo
2.375%, 12/21/12	1,500	1,491
National Australia Bank
0.357%, 01/27/11 (A) (B)	790	790
PNC Funding
0.818%, 06/22/11 (B)	1,180	1,185
Santander US Debt Unipersonal
0.918%, 10/21/11 (A) (B)	1,650	1,624
Wachovia
0.657%, 03/15/11 (B)	1,750	1,752
Wells Fargo
4.875%, 01/12/11	1,750	1,782
0.757%, 06/15/12 (B)	1,250	1,258

		26,348

Consumer Products — 1.3%
CVS Caremark
5.750%, 08/15/11	1,750	1,831
President and Fellows of Harvard College
3.700%, 04/01/13	1,325	1,407
Procter & Gamble
1.350%, 08/26/11	1,250	1,259
Staples
7.750%, 04/01/11	350	364

		4,861

Energy — 0.3%
BP Capital Markets PLC
5.250%, 11/07/13	1,250	1,264

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Financial Services — 6.4%
American Honda Finance
2.375%, 03/18/13 (A)	$590	$601
Bank of America MTN
2.100%, 04/30/12	1,500	1,537
Caterpillar Financial Services MTN
1.900%, 12/17/12	835	849
Citigroup
2.125%, 04/30/12	150	154
Credit Suisse USA
5.250%, 03/02/11	1,500	1,538
ERAC USA Finance LLC
2.750%, 07/01/13 (A)	615	623
General Electric Capital
0.578%, 04/28/11 (B)	750	750
General Electric Capital MTN
1.800%, 03/11/11	7,000	7,067
0.539%, 12/21/12 (B)	5,750	5,766
GMAC
2.200%, 12/19/12	600	619
0.539%, 12/19/12 (B)	1,750	1,755
HSBC Finance
5.250%, 01/14/11	2,000	2,031
John Deere Capital MTN
1.875%, 06/17/13	1,000	1,015
Nissan Motor Acceptance
3.250%, 01/30/13 (A)	290	298

		24,603

Food, Beverage & Tobacco — 1.3%
Anheuser-Busch InBev Worldwide
3.000%, 10/15/12	1,250	1,292
1.267%, 03/26/13 (A) (B)	750	750
Dr Pepper Snapple Group
1.700%, 12/21/11	1,000	1,004
Kraft Foods
2.625%, 05/08/13	740	760
PepsiCo
0.556%, 07/15/11 (B)	1,250	1,251

		5,057

Health Care — 1.0%
GlaxoSmithKline Capital
4.850%, 05/15/13	850	932
Merck
1.875%, 06/30/11	1,010	1,021
Novartis Capital
1.900%, 04/24/13	745	763
Pfizer
4.450%, 03/15/12	1,000	1,057

		3,773

Industrials — 0.2%
Boeing
1.875%, 11/20/12	725	738

Information Technology — 0.8%
Dell
3.375%, 06/15/12	350	364
Hewlett-Packard
1.586%, 05/27/11 (B)	585	590
Oracle
5.000%, 01/15/11	2,000	2,037

		2,991

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	19

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Insurance — 1.7%
MBIA Insurance
14.000%, 01/15/33 (A) (B)	$500	$235
Metropolitan Life Global Funding I
2.437%, 06/10/11 (A) (B)	965	976
Metropolitan Life Global Funding I MTN
5.125%, 04/10/13 (A)	1,000	1,089
Monumental Global Funding III
0.726%, 01/15/14 (A) (B)	900	860
New York Life Global Funding
0.662%, 06/16/11 (A) (B)	1,250	1,250
Principal Life Income Funding Trusts
0.596%, 11/15/10 (B)	750	750
Prudential Financial MTN
2.750%, 01/14/13	1,250	1,268

		6,428

Investment Banker/Broker Dealer — 6.6%
BlackRock
2.250%, 12/10/12	1,000	1,025
Citigroup Funding
0.267%, 08/05/10 (B)	1,960	1,961
Goldman Sachs Group
5.000%, 01/15/11	1,500	1,524
1.700%, 03/15/11	5,184	5,232
1.625%, 07/15/11	1,600	1,619
3.250%, 06/15/12	2,500	2,621
JPMorgan Chase
4.600%, 01/17/11	1,250	1,273
3.125%, 12/01/11	1,250	1,293
0.787%, 12/26/12 (B)	375	378
Morgan Stanley
5.050%, 01/21/11	2,000	2,037
2.000%, 09/22/11	2,200	2,237
0.654%, 02/10/12 (B)	1,200	1,208
Morgan Stanley, Ser G MTN
0.830%, 01/09/14 (B)	600	564
UBS MTN
1.584%, 02/23/12 (B)	1,055	1,060
2.750%, 01/08/13	1,000	1,010

		25,042

Security And Commodity Brokers — 0.3%
Genworth Global Funding Trusts, Ser 2007-B
0.576%, 05/15/12 (B)	1,200	1,159

Sovereign — 0.6%
Province of Ontario Canada
0.934%, 05/22/12 (B)	1,060	1,063
Republic of Austria MTN
2.000%, 11/15/12 (A)	1,115	1,134

		2,197

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Telephones & Telecommunication — 1.1%
Cellco Partnership
3.065%, 05/20/11 (B)	$795	$811
3.750%, 05/20/11	1,250	1,281
5.250%, 02/01/12	785	834
Telefonica Emisiones SAU
2.582%, 04/26/13	1,250	1,262

		4,188

Utilities — 0.4%
Southern
0.918%, 10/21/11 (B)	1,500	1,505

Total Corporate Obligations (Cost $109,606) ($ Thousands)		110,154

ASSET-BACKED SECURITIES — 22.6%

Automotive — 15.9%
ACAS Business Loan Trust, Ser 2005-1A, Cl A1
0.748%, 07/25/19 (A) (B)	545	502
Ally Auto Receivables Trust, Ser 2009-B, Cl A2
1.210%, 06/15/12 (A)	1,775	1,780
Ally Auto Receivables Trust, Ser 2009-A, Cl A3
2.330%, 06/17/13 (A)	435	444
Ally Auto Receivables Trust, Ser 2010-2, Cl A3
1.380%, 07/15/14	885	892
Ally Auto Receivables Trust, Ser 2010-1, Cl A3
1.450%, 05/15/14	1,115	1,125
AmeriCredit Automobile Receivables Trust, Ser 2009-1, Cl A2
2.260%, 05/15/12	1,197	1,202
AmeriCredit Automobile Receivables Trust, Ser 2005-DA, Cl A4
5.020%, 11/06/12	384	384
AmeriCredit Automobile Receivables Trust, Ser 2006-AF, Cl A4
5.640%, 09/06/13	617	628
AmeriCredit Automobile Receivables Trust, Ser 2010-A, Cl A3
3.510%, 07/06/17	995	1,035
AmeriCredit Automobile Receivables Trust, Ser 2010-2, Cl A2
1.220%, 10/08/13	2,000	2,005
AmeriCredit Automobile Receivables Trust, Ser 2007-CM, Cl A3A
5.420%, 05/07/12	199	200
AmeriCredit Automobile Receivables Trust, Ser 2010-1, Cl B
3.720%, 11/17/14	770	786

20	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Avis Budget Rental Car Funding, Ser 2009-2A, Cl A
5.680%, 02/20/14 (A)	$615	$658
Avis Budget Rental Car Funding AESOP LLC, Ser 2010-2A, Cl A
3.630%, 08/20/14 (A)	410	419
Bank of America Auto Trust, Ser 2009-1A, Cl A2
1.700%, 12/15/11 (A)	454	454
Bank of America Auto Trust, Ser 2010-2, Cl A3
1.310%, 07/15/14	615	620
Bank of America Auto Trust, Ser 2010-1A, Cl A3
1.390%, 03/15/14 (A)	1,015	1,023
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A3A
5.020%, 09/15/11	139	140
Capital Auto Receivables Asset Trust, Ser 2007-3, Cl A4
5.210%, 03/17/14	1,495	1,546
Capital Auto Receivables Asset Trust, Ser 2007-4A, Cl A4
5.300%, 05/15/14	1,250	1,306
Capital One Auto Finance Trust, Ser 2006-A, Cl A4
0.351%, 12/15/12 (B)	887	883
Capital One Auto Finance Trust, Ser 2007-C, Cl A3A
5.130%, 04/16/12	356	360
Capital One Prime Auto Receivables Trust, Ser 2006-2, Cl A4
4.940%, 07/15/12	241	241
Carmax Auto Owner Trust, Ser 2006-2, Cl A4
5.140%, 11/15/11	457	460
Carmax Auto Owner Trust, Ser 2008-1, Cl A4A
4.790%, 02/15/13	1,750	1,817
Carmax Auto Owner Trust, Ser 2008-2, Cl A2A
4.060%, 09/15/11	120	120
CarMax Auto Owner Trust, Ser 2009-1, Cl A3
4.120%, 03/15/13	1,500	1,542
CarMax Auto Owner Trust, Ser 2010-1, Cl A3
1.560%, 07/15/14	620	626
CarMax Auto Owner Trust, Ser 2010-2, Cl A3
1.410%, 02/16/15	1,800	1,811
Chrysler Financial Auto Securitization Trust, Ser 2009-A, Cl A2
1.850%, 06/15/11	369	370

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CitiFinancial Auto Issuance Trust, Ser 2009-1, Cl A2
1.830%, 11/15/12 (A)	$1,322	$1,327
Daimler Chrysler Auto Trust, Ser 2006-C, Cl A4
4.980%, 11/08/11	552	552
Ford Credit Auto Lease Trust, Ser 2010-A, Cl A2
1.040%, 03/15/13 (A)	1,200	1,202
Ford Credit Auto Owner Trust, Ser 2009-A, Cl A3B
2.840%, 05/15/13 (B)	1,498	1,525
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A2
0.720%, 09/15/12	495	496
Ford Credit Auto Owner Trust, Ser 2009-D, Cl A2
1.210%, 01/15/12	412	413
Ford Credit Auto Owner Trust, Ser 2009-B, Cl A2
2.460%, 11/15/11	140	140
Ford Credit Auto Owner Trust, Ser 2006-B, Cl A4
5.250%, 09/15/11	366	369
Ford Credit Auto Owner Trust, Ser 2006-B, Cl B
5.430%, 02/15/12	1,425	1,459
Ford Credit Auto Owner Trust, Ser 2010-B, Cl A3
0.980%, 10/15/14	1,015	1,015
Ford Credit Auto Owner Trust, Ser 2008-A, Cl A3A
3.960%, 04/15/12	723	732
Ford Credit Auto Owner Trust, Ser 2010-A, Cl A3
1.320%, 06/15/14	950	959
Ford Credit Floorplan Master Owner Trust, Ser 2010-1, Cl A
1.991%, 12/15/14 (A) (B)	795	811
Ford Credit Floorplan Master Owner Trust, Ser 2006-4, Cl A
0.591%, 06/15/13 (B)	1,440	1,421
Harley-Davidson Motorcycle Trust, Ser 2007-2, Cl A4
5.120%, 08/15/13	1,101	1,137
Harley-Davidson Motorcycle Trust, Ser 2009-4, Cl A3
1.870%, 02/15/14	475	481
Hertz Vehicle Financing LLC, Ser 2010- 1A, Cl A1
2.600%, 02/25/15 (A)	1,990	1,997
Hertz Vehicle Financing LLC, Ser 2009- 2A, Cl A1
4.260%, 03/25/14 (A)	785	822

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	21

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Honda Auto Receivables Owner Trust, Ser 2010-2, Cl A3
1.340%, 03/18/14	$1,360	$1,372
Honda Auto Receivables Owner Trust, Ser 2009-3, Cl A2
1.500%, 08/15/11	177	178
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A2
2.220%, 08/15/11	421	422
Household Automotive Trust, Ser 2006-3, Cl A4
5.340%, 09/17/13	1,652	1,686
Hyundai Auto Receivables Trust, Ser 2007-A, Cl A3A
5.040%, 01/17/12	193	194
Hyundai Auto Receivables Trust, Ser 2010-A, Cl A3
1.500%, 10/15/14	865	874
Hyundai Auto Receivables Trust, Ser 2009-A, Cl A3
2.030%, 08/15/13	425	432
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A2
0.830%, 03/15/12	596	596
Nissan Auto Lease Trust, Ser 2010-A, Cl A2
1.100%, 03/15/13	2,000	2,004
Nissan Auto Receivables Owner Trust, Ser 2008-A, Cl A3
3.890%, 08/15/11	72	72
Nissan Auto Receivables Owner Trust, Ser 2006-A, Cl A3
4.460%, 04/16/12	1,081	1,099
Toyota Auto Receivables Owner Trust, Ser 2010-A, Cl A2
0.750%, 05/15/12	1,080	1,081
Toyota Auto Receivables Owner Trust, Ser 2010-B, Cl A3
1.040%, 02/18/14	945	948
USAA Auto Owner Trust, Ser 2007-2, Cl A3
4.900%, 02/15/12	48	48
USAA Auto Owner Trust, Ser 2008-1, Cl A3
4.160%, 04/16/12	195	196
Volkswagen Auto Loan Enhanced Trust, Ser 2010-1, Cl A3
1.310%, 01/20/14	390	393
Wachovia Auto Loan Owner Trust, Ser 2006-1, Cl A4
5.080%, 04/20/12 (A)	136	137
World Omni Auto Receivables Trust, Ser 2010-A, Cl A3
1.340%, 12/16/13	455	458

Description	Face Amount ($ Thousands)	Value ($ Thousands)

World Omni Auto Receivables Trust, Ser 2008-A, Cl A4
4.740%, 10/15/13	$2,185	$2,291
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A3
1.650%, 02/15/13	1,960	1,978
World Omni Automobile Lease Securitization Trust, Ser 2009-A, Cl A2
1.020%, 01/16/12	2,011	2,015

		60,711

Credit Card — 2.9%
American Express Issuance Trust, Ser 2007-1, Cl A
0.541%, 09/15/11 (B)	715	715
American Express Issuance Trust, Ser 2005-1, Cl A
0.371%, 08/15/11 (B)	1,200	1,200
Cabela’s Master Credit Card Trust, Ser 2009-1A, Cl A
2.341%, 03/16/15 (A) (B)	505	514
Capital One Multi-Asset Execution Trust, Ser 2007-C2, Cl C2
0.641%, 11/15/14 (B)	550	535
Capital One Multi-Asset Execution Trust, Ser 2007-A8, Cl A8
0.837%, 10/15/15 (B)	1,300	1,297
Chase Issuance Trust, Ser 2008-A9, Cl A9
4.260%, 05/15/13	1,200	1,235
Discover Card Master Trust, Ser 2008-A3, Cl A3
5.100%, 10/15/13	810	836
Discover Card Master Trust, Ser 2009-A2, Cl A
1.641%, 02/17/15 (B)	1,600	1,631
Discover Card Master Trust, Ser 2009-A1, Cl A1
1.641%, 12/15/14 (B)	2,085	2,118
GE Capital Credit Card Master Note Trust, Ser 2009-3, Cl A
2.540%, 09/15/14	1,105	1,124

		11,205

Miscellaneous Business Services — 3.4%
ACAS Business Loan Trust, Ser 2007-1A, Cl C
1.286%, 08/16/19 (A) (B)	710	284
Ally Master Owner Trust, Ser 2010-3, Cl A
2.880%, 04/15/15 (A)	2,460	2,522
Babson CLO Ltd., Ser 2007-1A, Cl A1
0.750%, 01/18/21 (A) (B)	1,126	1,029
Capital Source Commercial Loan Trust, Ser 2006-1A, Cl C
0.888%, 08/22/16 (A) (B)	494	321

22	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Capital Source Commercial Loan Trust, Ser 2006-2A, Cl A1A
0.548%, 09/20/22 (A) (B)	$75	$70
Colts Trust, Ser 2006-2A, Cl A
0.819%, 12/20/18 (A) (B)	1,143	998
Countrywide Asset-Backed Certificates, Ser 2006-2, Cl 2A2
0.519%, 06/25/36 (B)	379	323
Franklin CLO, Ser 2003-4A, Cl A
1.089%, 09/20/15 (A) (B)	211	204
Katonah CLO, Ser 2005-7A, Cl B
0.856%, 11/15/17 (A) (B)	1,200	840
Lambda Finance, Ser 2005-1A, Cl B3
0.806%, 11/15/29 (A) (B)	840	725
Madison Park Funding CLO, Ser 2007-4A, Cl A1B
0.838%, 03/22/21 (A) (B)	1,000	680
Merritt Funding Trust CLO, Ser 2005-2A, Cl B
1.226%, 07/15/15 (A) (B)	284	199
Morgan Stanley ABS Capital I, Ser 2006-WMC1, Cl A2B
0.529%, 12/25/35 (B)	398	371
Sierra Receivables Funding, Ser 2007-2A, Cl A2
1.348%, 09/20/19 (A) (B)	329	312
Sierra Receivables Funding, Ser 2009-2A, Cl NT
4.520%, 08/20/26 (A)	341	342
Sierra Receivables Funding, Ser 2009-1A, Cl A1
9.790%, 12/22/25 (A)	191	196
SLM Student Loan Trust, Ser 2005-7, Cl A2
0.588%, 07/25/22 (B)	2,293	2,289
William Street Funding, Ser 2006-1, Cl A
0.736%, 01/23/12 (A) (B)	1,260	1,200

		12,905

Mortgage Related — 0.4%
Asset-Backed Funding Certificates, Ser 2006-OPT2, Cl A3B
0.439%, 10/25/36 (B)	755	740
Option One Mortgage Loan Trust, Ser 2007-FXD1, Cl 3A3
5.611%, 01/25/37 (B)	305	118
Option One Mortgage Loan Trust, Ser 2003-3, Cl A2
0.929%, 06/25/33 (B)	109	87
Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.539%, 12/25/35 (B)	691	621

		1,566

Total Asset-Backed Securities (Cost $88,092) ($ Thousands)		86,387

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 18.1%

Agency Mortgage-Backed Obligations — 6.5%
FHLMC
2.715%, 02/01/22 (B)	$878	$919
2.699%, 02/01/30 (B)	571	595
FHLMC REMIC, Ser 1599, Cl C
6.100%, 10/15/23	153	162
FHLMC REMIC, Ser 2004-2780, Cl LC
5.000%, 07/15/27	397	407
FHLMC REMIC, Ser 2004-2791, Cl UD
5.000%, 05/15/18	1,345	1,402
FHLMC REMIC, Ser 2630, Cl HA
3.000%, 01/15/17	497	506
FHLMC REMIC, Ser 2921, Cl NV
4.500%, 01/15/29	199	205
FNMA
6.000%, 02/01/23 to 01/01/27	3,010	3,280
5.890%, 10/01/11	443	460
5.000%, 01/01/19 to 07/01/24	6,301	6,773
4.500%, 06/01/18 to 04/01/19	3,142	3,364
4.000%, 08/15/20	3,000	3,180
2.948%, 09/01/24 (B)	169	172
2.846%, 09/01/24 (B)	455	467
2.756%, 11/01/23 (B)	337	353
2.611%, 11/01/25 (B)	74	77
2.590%, 01/01/29 (B)	64	66
2.451%, 05/01/28 (B)	560	582
1.765%, 11/01/21 (B)	107	108
FNMA REMIC, Ser 1993-220, Cl FA
0.944%, 11/25/13 (B)	65	65
FNMA REMIC, Ser 1993-58, Cl H
5.500%, 04/25/23	145	158
FNMA REMIC, Ser 2001-33, Cl FA
0.779%, 07/25/31 (B)	185	185
FNMA REMIC, Ser 2002-64, Cl FG
0.591%, 10/18/32 (B)	109	109
FNMA REMIC, Ser 2004-21, Cl QD
4.500%, 02/25/29	1,225	1,304

		24,899

Non-Agency Mortgage-Backed Obligations — 11.6%
Asset Securitization, Ser 1996-MD6, Cl A7
8.335%, 11/13/29 (B)	756	808
Banc of America Large Loan, Ser 2007-BMB1, Cl A1
0.851%, 08/15/29 (A) (B)	501	458
Banc of America Mortgage Securities, Ser 2005-A, Cl 2A2
3.179%, 02/25/35 (B)	984	849
Banc of America Mortgage Securities, Ser 2005-F, Cl 2A2
4.176%, 07/25/35 (B)	1,692	1,475

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	23

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Continued)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Banc of America Mortgage Securities, Ser 2005-H, Cl 2A1
4.784%, 09/25/35 (B)	$542	$458
Banc of America Mortgage Securities, Ser 2005-J, Cl 2A1
5.068%, 11/25/35 (B)	202	168
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-12, Cl 11A1
3.417%, 02/25/36 (B)	441	285
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-3, Cl 2A1
2.811%, 06/25/35 (B)	613	493
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2005-6, Cl 3A1
4.457%, 08/25/35 (B)	962	689
Bear Stearns Commercial Mortgage Securities, Ser 2000-WF2, Cl A2
7.320%, 10/15/32 (B)	36	36
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP2, Cl A2
6.480%, 02/15/35	1,615	1,645
Bear Stearns Commercial Mortgage Securities, Ser 2001-TOP4, Cl A3
5.610%, 11/15/33	1,344	1,387
Citigroup Mortgage Loan Trust, Ser 2004-HYB3, Cl 1A
3.051%, 09/25/34 (B)	311	249
Citigroup Mortgage Loan Trust, Ser 2006-AR2, Cl 1A1
5.553%, 03/25/36 (B)	818	637
Commercial Mortgage Acceptance, Ser 1998-C2, Cl F
5.440%, 09/15/30 (A)(B)	755	791
Countrywide Alternative Loan Trust, Ser 2007-HY5R, Cl 2A1A
5.544%, 03/25/47 (B)	846	742
Countrywide Home Loans, Ser 2004-29, Cl 1A1
0.869%, 02/25/35 (B)	103	85
Countrywide Home Loans, Ser 2005-7, Cl 1A1
0.599%, 03/25/35 (B)	171	127
Countrywide Home Loans, Ser 2005-HY10, Cl 3A1A
5.246%, 02/20/36 (B)	789	522
CS First Boston Mortgage Securities, Ser 2001-CF2, Cl A4
6.505%, 02/15/34	799	804
DLJ Commercial Mortgage, Ser 2000-CKP1, Cl A1B
7.180%, 11/10/33	60	60
First Horizon Asset Securities, Ser 2005-2, Cl 1A1
5.500%, 05/25/35	23	23

Description	Face Amount ($ Thousands)	Value ($ Thousands)

First Union National Bank Commercial Mortgage, Ser 2000-C2, Cl A2
7.202%, 10/15/32	$64	$64
GE Commercial Loan Trust CLO, Ser 2006-2, Cl C
1.075%, 10/19/16 (A)(B)	334	150
Global Tower Partners Acquisition Partners LLC, Ser 2007-1A, Cl AFL
0.550%, 05/15/37 (A) (B)	1,750	1,700
GMAC Commercial Mortgage Securities, Ser 2000-C3, Cl A2
6.957%, 09/15/35	364	365
GMAC Commercial Mortgage Securities, Ser 2001-C1, Cl A2
6.465%, 04/15/34	565	575
GMAC Mortgage Loan Trust, Ser 2005-AR6, Cl 2A1
5.031%, 11/19/35 (B)	900	674
GS Mortgage Securities II, Ser 2007-EOP, Cl A1
0.438%, 03/06/20 (A) (B)	1,531	1,480
GSR Mortgage Loan Trust, Ser 2005-AR4, Cl 2A1
2.894%, 07/25/35 (B)	1,154	744
GSR Mortgage Loan Trust, Ser 2006-AR1, Cl 2A1
5.034%, 01/25/36 (B)	1,440	1,187
GSR Mortgage Loan Trust, Ser 2007-AR2, Cl 1A1
5.675%, 05/25/47 (B)	1,143	847
Impac CMB Trust, Ser 2004-9, Cl 1A1
1.089%, 01/25/35 (B)	281	208
Impac CMB Trust, Ser 2005-2, Cl 1A1
0.589%, 04/25/35 (B)	308	226
Impac CMB Trust, Ser 2005-3, Cl A1
0.569%, 08/25/35 (B)	282	192
Impac CMB Trust, Ser 2005-5, Cl A1
0.649%, 08/25/35 (B)	225	159
Impac CMB Trust, Ser 2005-8, Cl 1A
0.589%, 02/25/36 (B)	725	477
JP Morgan Mortgage Trust, Ser 2005-A6, Cl 7A1
4.943%, 08/25/35 (B)	694	585
JP Morgan Mortgage Trust, Ser 2007-A3, Cl 1A1
5.347%, 05/25/37 (B)	969	751
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A2
2.800%, 02/25/35 (B)	1,797	1,726
Merrill Lynch Mortgage Investors, Ser 2005-A3, Cl A1
0.599%, 04/25/35 (B)	318	220

24	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Merrill Lynch Mortgage-Backed Securities Trust, Ser 2007-3, Cl 2A1
5.479%, 06/25/37 (B)	$1,193	$838
MLCC Mortgage Investors, Ser 2004-G, Cl A1
0.609%, 01/25/30 (B)	92	81
MLCC Mortgage Investors, Ser 2005-A, Cl A1
0.559%, 03/25/30 (B)	117	98
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP1, Cl A4
6.660%, 02/15/33	1,018	1,030
Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Cl A4
6.390%, 07/15/33	1,092	1,127
Morgan Stanley Dean Witter Capital I, Ser 200-LIF2, Cl A2
7.200%, 10/15/33	346	345
MortgageIT Trust, Ser 2005-2, Cl 1A1
0.589%, 05/25/35 (B)	231	177
MortgageIT Trust, Ser 2005-3, Cl A1
0.629%, 08/25/35 (B)	780	568
MortgageIT Trust, Ser 2005-4, Cl A1
0.609%, 10/25/35 (B)	1,051	709
MortgageIT Trust, Ser 2005-5, Cl A1
0.589%, 12/25/35 (B)	993	690
Paragon Mortgages PLC, Ser 12A, Cl A2C
0.546%, 11/15/38 (A) (B)	326	261
Paragon Mortgages PLC, Ser 15A, Cl A2C
0.647%, 12/15/39 (A) (B)	773	628
Permanent Master Issuer PLC, Ser 2010-1A, Cl 1A
1.676%, 07/15/42 (A) (B)	960	954
PNC Mortgage Acceptance, Ser 2001-C1, Cl A2
6.360%, 03/12/34	1,178	1,202
Prima, Ser 2006-1, Cl A1
5.417%, 08/01/10	714	643
Residential Funding Mortgage Securities I, Ser 2005-SA5, Cl 2A
5.268%, 11/25/35 (B)	567	476
Residential Funding Mortgage Securities I, Ser 2007-SA3, Cl 2A1
5.707%, 07/27/37 (B)	1,020	720
Sequoia Mortgage Trust, Ser 2004-12, Cl A1
0.608%, 01/20/35 (B)	114	95
Sequoia Mortgage Trust, Ser 2005-1, Cl A1
0.568%, 02/20/35 (B)	113	97
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR2, Cl 1A1
5.252%, 03/25/37 (B)	1,274	1,048

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-BB, Cl A2
2.898%, 01/25/35 (B)	$681	$652
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR1, Cl 2A1
2.866%, 02/25/35 (B)	581	530
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 6A3
3.601%, 10/25/35 (B)	1,476	1,312
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR16, Cl 3A2
2.939%, 10/25/35 (B)	891	817
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR4, Cl 2A2
2.966%, 04/25/35 (B)	479	445
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR10, Cl 2A1
5.493%, 07/25/36 (B)	1,247	870
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR12, Cl 1A1
6.025%, 09/25/36 (B)	889	713
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR5, Cl 2A1
5.475%, 04/25/36 (B)	863	714
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-AR6, Cl 2A1
5.043%, 03/25/36 (B)	1,045	914
Westpac Securitisation Trust, Ser 2005-1G, Cl A1
0.608%, 03/23/36 (B)	175	171

		44,046

Total Mortgage-Backed Securities (Cost $75,864) ($ Thousands)		68,945

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.9%
FHLB
0.750%, 03/18/11	2,000	2,006
0.800%, 05/06/11	2,500	2,511
1.375%, 05/16/11	2,500	2,521
3.125%, 06/10/11	10,000	10,216
0.760%, 07/19/11	21,645	21,735
1.625%, 07/27/11	3,295	3,336
1.125%, 05/18/12	1,000	1,009
FHLB, Ser 1768
0.750%, 07/08/11	3,000	3,012
FHLMC
5.250%, 07/18/11	3,500	3,667
1.625%, 04/15/13	3,000	3,058
FNMA
1.750%, 03/23/11	5,000	5,046
1.375%, 04/28/11	2,335	2,353

Total U.S. Government Agency Obligations (Cost $60,279) ($ Thousands)		60,470

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	25

SCHEDULE OF INVESTMENTS (Unaudited)

Ultra Short Duration Bond Fund (Concluded)

July 31, 2010

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 1.7%

California — 0.5%
Alameda County, Ser B, RB
3.125%, 12/01/11 (D)	$1,500	$1,444
San Francisco City & County, Airports Commission, Ser E, RB
1.150%, 05/01/11	700	701

		2,145

Louisiana — 0.5%
Louisiana State, Local Government Environmental Facilites and Community Development Authority, Ser 2010-ELL, RB
1.110%, 02/01/16	1,955	1,967

New Jersey — 0.3%
New Jersey State, Economic Development Authority, Build America Bonds, RB
1.480%, 06/15/13 (B)	1,000	1,000

Virginia — 0.4%
Louisa, Industrial Development Authority, Ser A, RB
2.500%, 03/01/31 (B)	1,500	1,500

Total Municipal Bonds (Cost $6,594) ($ Thousands)		6,612

REPURCHASE AGREEMENTS (C) — 13.3%
BNP Paribas 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $28,100,492 (collateralized by various FHLMC/FNMA obligations, ranging in par value $134,253-$12,000,000, 4.000%-11.000%, 05/01/18-09/01/38, with total market value $28,662,001)	28,100	28,100
Credit Suisse 0.210%, dated 07/30/10, to be repurchased on 08/02/10, repurchase price $22,700,271 (collateralized by various FNMA obligations, ranging in par value $1,120,000-$3,090,933, 5.500%- 6.000%, 08/01/11-05/01/40, with total market value $23,154,276)	22,700	22,700

Total Repurchase Agreements (Cost $50,800) ($ Thousands)		50,800

Total Investments — 100.5% (Cost $391,235) ($ Thousands)		$383,368

Futures — A summary of the open futures contracts held by the Fund at July 31, 2010, is as follows (see Note 2 in Notes to Financial Statements):

Type of Contract*	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($Thousands)
U.S. 10-Year Treasury Note	(77)	Sep-2010	$(265)
U.S. 2-Year Treasury Note	(73)	Oct-2010	(98)
U.S. 5-Year Treasury Note	102	Oct-2010	284
U.S. Long Treasury Bond	(7)	Oct-2010	(35)

			$(114)

*	Counterparty: Goldman Sachs

Percentages are based on Net Assets of $381,624 ($ Thousands).

‡	See Note 1 in Notes to Financial Statements.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on July 31, 2010. The demand and interest rate reset features give this security a shorter effective maturity date.

(C)	Tri-Party Repurchase Agreement.

(D)	The rate reported is the effective yield at time of purchase.

ABS — Asset-Based Security

Cl — Class

CLO — Collateralized Loan Obligation

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LLC — Limited Liability Company

Ltd. — Limited

MTN — Medium Term Note

PLC — Public Limited Company

REMIC — Real Estate Mortgage Investment Conduit

RB — Revenue Bond

Ser — Series

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$110,154	$—	$110,154
Asset-Backed Securities	—	84,771	1,616	86,387
Mortgage-Backed Securities	—	68,945	—	68,945
U.S. Government Agency Obligations	—	60,470	—	60,470
Municipal Bonds	—	6,612	—	6,612
Repurchase Agreements	—	50,800	—	50,800

Total	$—	$381,752	$1,616	$383,368

Other Financial Instuments*	Level 1	Level 2	Level 3	Total
Futures	$(114)	$—	$—	$(114)

*	Other Financial Instruments are valued at unrealized appreciation/depreciation.

26	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value ($ Thousands):

Asset-Backed Securities
Beginning balance as of February 1, 2010	$2,559
Change in unrealized _appreciation/(depreciation)	1,308
Accrued discounts/premiums	—
Amortization sold	—
Realized gain/(loss)	(1,367)
Net purchases/sales	(884)

Ending balance as of July 31, 2010	$1,616

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(39)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	27

Statements of Assets and Liabilities ($ Thousands)

For the six months ended July 31, 2010 (Unaudited)

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund
ASSETS:
Investments, at value†	$262,190		$621,252		$1,336,289		$2,915,468
Repurchase agreements†	180,100		750,807		—		1,561,170
Cash	—		—		1		1
Receivable for investment securities sold	—		—		—		—
Interest receivable	99		1,390		431		1,082
Receivable for fund shares sold	—		—		—		—
Receivable for variation margin	—		—		—		—
Prepaid expenses	19		66		67		155
Total Assets	442,408		1,373,515		1,336,788		4,477,876
LIABILITIES:
Cash overdraft	—		—		—		—
Payable for investment securities purchased	—		34,995		—		—
Administration fees payable	35		132		105		482
Investment advisory fees payable	16		55		53		163
Income distribution payable	13		18		9		330
Trustees’ fees payable	1		3		3		10
Cheif Compliance Officer fees payable	1		4		4		9
Shareholder servicing fees payable	29		7		—		45
Payable for fund shares redeemed	—		—		—		—
Payable for variation margin	—		—		—		—
Accrued expense payable	14		41		39		118
Total Liabilities	109		35,255		213		1,157
Net Assets	$442,299		$1,338,260		$1,336,575		$4,476,719
† Cost of investments and repurchase agreements	$442,290		$1,372,059		$1,336,289		$4,476,638
NET ASSETS:
Paid-in Capital — (unlimited authorization — no par value)	$442,292		$1,338,350		$1,336,587		$4,476,832
Undistributed (Distributions in excess of) net investment income	—		—		—		—
Accumulated net realized gain (loss) on investments	7		(90)		(12)		(113)
Net unrealized appreciation (depreciation) on investments	—		—		—		—
Net unrealized appreciation (depreciation) on futures contracts	—		—		—		—
Net Assets	$442,299		$1,338,260		$1,336,575		$4,476,719
Net Asset Value, Offering and Redemption Price Per Share — Class A	$1.00		$1.00		$1.00		$1.00
	(313,294,801 ÷ 313,323,878 shares	)	(915,926,293 ÷ 915,972,373 shares	)	(1,191,800,841 ÷ 1,191,879,014 shares	)	(4,118,866,582 ÷ 4,118,970,965 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class B	$1.00		$1.00		$1.00		$1.00
	(30,893,218 ÷ 30,900,853 shares	)	(336,512,925 ÷ 336,533,677 shares	)	(141,771,461 ÷ 141,805,210 shares	)	(236,058,308 ÷ 236,064,243 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class C	$1.00		$1.00		$1.00		$1.00
	(62,186,114 ÷ 62,197,929 shares	)	(63,982,432 ÷ 64,007,790 shares	)	(3,002,492 ÷ 3,001,827 shares	)	(76,971,306 ÷ 76,973,141 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class H	N/A		N/A		N/A		$1.00
							(30,401,017 ÷ 30,402,769 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Sweep Class	$1.00		$1.00		N/A		$1.00
	(35,924,742 ÷ 35,896,505 shares	)	(21,838,549 ÷ 21,842,508 shares	)			(14,421,525 ÷ 14,421,157 shares	)

‡	See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

28	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Treasury Fund		Treasury II Fund		Short-Duration Government Fund	Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund‡

$115,106		$492,257		$663,721	$88,872		$254,415		$332,568
309,044		—		300,000	33,300		165,200		50,800
30,413		1		817	147		—		444
—		—		1,372	1		4,871		14
198		517		2,442	329		472		1,017
—		—		1,179	385		400		1,291
—		—		109	136		155		45
31		28		16	3		8		9
454,792		492,803		969,656	123,173		425,521		386,188

—		—		—	—		68		—
—		—		270,843	32,322		163,118		4,162
43		—		213	24		70		88
24		37		47	5		20		23
3		2		81	15		74		32
2		1		1	—		—		—
2		1		1	—		1		1
4		—		—	5		37		—
—		—		1,125	32		241		159
—		—		424	13		26		82
22		15		22	8		24		17
100		56		272,757	32,424		163,679		4,564
$454,692		$492,747		$696,899	$90,749		$261,842		$381,624
$424,150		$492,257		$951,415	$119,473		$409,770		$391,235

$454,785		$492,751		$681,954	$85,636		$251,739		$410,242

—		—		(1,273)	(78)		(224)		(581)
(93)		(4)		5,915	1,726		331		(20,056)

—		—		12,306	2,699		9,845		(7,867)

—		—		(2,003)	766		151		(114)
$454,692		$492,747		$696,899	$90,749		$261,842		$381,624

$1.00		$1.00		$10.69	$11.66		$10.71		$9.30
(142,916,167 ÷ 142,952,910 shares	)	(316,445,426 ÷ 316,605,990 shares	)	(696,899,324 ÷ 65,212,357 shares )	(90,749,348 ÷ 7,783,838 shares	)	(261,841,963 ÷ 24,455,171 shares	)	(381,624,204 ÷ 41,044,665 shares )

$1.00		$1.00		N/A	N/A		N/A		N/A
(172,019,065 ÷ 172,055,261 shares	)	(168,402,768 ÷ 168,391,052 shares	)

$1.00		$1.00		N/A	N/A		N/A		N/A
(12,705,832 ÷ 12,720,116 shares	)	(7,899,102 ÷ 7,901,873 shares	)

N/A		N/A		N/A	N/A		N/A		N/A

$1.00		N/A		N/A	N/A		N/A		N/A
(127,051,000 ÷ 127,057,088 shares	)

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	29

Statements of Operations ($ Thousands)

For the six months ended July 31, 2010 (Unaudited)

	Money Market Fund	Government Fund	Government II Fund	Prime Obligation Fund
Investment Income:
Interest Income	$573	$1,302	$1,046	$5,661
Expenses:
Administration Fees	623	1,557	1,292	3,590
Shareholder Servicing Fees — Class A Shares	297	1,035	1,505	4,269
Shareholder Servicing Fees — Sweep Class Shares	40	30	—	16
Distribution Fees — Sweep Class Shares	82	61	—	53
Administrative and Shareholder Servicing Fees — Class B Shares	59	572	228	318
Administrative and Shareholder Servicing Fees — Class C Shares	168	158	11	233
Administrative and Shareholder Servicing Fees — Class H Shares	—	—	—	78
Investment Advisory Fees	132	454	476	1,323
Trustees’ Fees	4	14	15	40
Cheif Compliance Officer Fees	1	3	3	8
Registration Fees	14	48	47	100
Custodian/Wire Agent Fees	12	39	40	110
Pricing Fees	1	2	2	4
Other Expenses	28	97	99	251
Total Expenses	1,461	4,070	3,718	10,393
Less, Waiver of:
Investment Advisory Fees	(66)	(227)	(238)	(661)
Administration Fees	(408)	(999)	(754)	(986)
Shareholder Servicing Fees — Class A Shares	(297)	(1,035)	(1,505)	(4,269)
Administrative & Shareholder Servicing Fees — Class B Shares	(38)	(572)	(228)	(223)
Administrative & Shareholder Servicing Fees — Class C Shares	(131)	(158)	(11)	(193)
Administrative & Shareholder Servicing Fees — Class H Shares	—	—	—	(55)
Distribution Fees — Sweep Class Shares	(104)	(91)	—	(69)
Net Expenses	417	988	982	3,937
Net Investment Income	156	314	64	1,724
Net Realized and Unrealized Gain (Loss) on/from:
Investments	1	1	—	4
Futures Contracts	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation) on/from:
Investments	—	—	—	—
Futures Contracts	—	—	—	—
Net Increase in Net Assets Resulting from Operations	$157	$315	$64	$1,728

‡	See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

30	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Treasury Fund	Treasury II Fund	Short-Duration Government Fund	Intermediate- Duration Government	GNMA Fund	Ultra Short Duration Bond Fund‡

$511	$301	$4,086	$865	$2,661	$2,803

652	630	974	128	339	526
282	451	676	92	265	376
163	—	—	—	—	—
334	—	—	—	—	—

247	236	—	—	—	—

53	19	—	—	—	—

—	—	—	—	—	—
190	184	244	31	97	151
7	6	5	1	2	3
1	1	1	—	—	1
24	20	8	2	5	6
17	15	14	1	6	8
1	1	42	8	24	28
43	39	30	5	14	18
2,014	1,602	1,994	268	752	1,117

(95)	(93)	(19)	—	—	(50)
(366)	(528)	—	—	(84)	(119)
(282)	(451)	(676)	(75)	—	(376)

(245)	(236)	—	—	—	—

(52)	(19)	—	—	—	—

—	—	—	—	—	—
(494)	—	—	—	—	—
480	275	1,299	193	668	572
31	26	2,787	672	1,993	2,231

—	2	5,681	765	5,531	(10,459)
—	—	(1,107)	232	417	(521)

—	—	8,354	1,094	2,609	13,631
—	—	(2,295)	869	517	(13)
$31	$28	$13,420	$3,632	$11,067	$4,869

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	31

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2010 (Unaudited) and the year ended January 31, 2010

	Money Market Fund		Government Fund
	2/1/10-7/31/10	2/1/09-1/31/10	2/1/10-7/31/10	2/1/09-1/31/10
Operations:
Net Investment Income	$156	$1,356	$314	$2,344
Net Realized Gain (Loss) on Investments	1	24	1	—
Payment by Affiliate*	—	—	—	—
Net Change in Unrealized Depreciation on Investments and Affiliated Investments	—	—	—	—
Net Increase in Net Assets Resulting from Operations	157	1,380	315	2,344
Dividends to Shareholders:
Net Investment Income
Class A	(148)	(998)	(201)	(1,868)
Class B	(2)	(171)	(92)	(378)
Class C	(3)	(108)	(15)	(78)
Class H	—	—	—	—
Sweep Class	(2)	(34)	(6)	(20)
Total Dividends	(155)	(1,311)	(314)	(2,344)
Capital Share Transactions (All at $1.00 per share)
Class A:
Proceeds from Shares Issued	984,953	1,417,263	3,208,739	5,295,538
Reinvestment of Dividends & Distributions	96	554	123	1,136
Cost of Shares Redeemed	(900,130)	(1,530,684)	(3,118,278)	(5,997,875)
Net Increase (Decrease) from Class A Transactions	84,919	(112,867)	90,584	(701,201)
Class B:
Proceeds from Shares Issued	142,742	465,220	913,076	1,707,234
Reinvestment of Dividends & Distributions	—	13	78	317
Cost of Shares Redeemed	(162,991)	(535,025)	(1,004,352)	(1,903,745)
Net Increase (Decrease) from Class B Transactions	(20,249)	(69,792)	(91,198)	(196,194)
Class C:
Proceeds from Shares Issued	228,426	637,283	298,164	548,752
Reinvestment of Dividends & Distributions	—	6	—	—
Cost of Shares Redeemed	(240,287)	(722,091)	(293,746)	(642,202)
Net Increase (Decrease) from Class C Transactions	(11,861)	(84,802)	4,418	(93,450)
Class H:
Proceeds from Shares Issued	N/A	N/A	N/A	N/A
Reinvestment of Dividends & Distributions	N/A	N/A	N/A	N/A
Cost of Shares Redeemed	N/A	N/A	N/A	N/A
Net Decrease from Class H Transactions	N/A	N/A	N/A	N/A
Sweep Class:
Proceeds from Shares Issued	177,150	350,692	134,815	370,174
Reinvestment of Dividends & Distributions	—	—	3	7
Cost of Shares Redeemed	(169,671)	(390,432)	(142,998)	(385,316)
Net Increase (Decrease) from Sweep Class Transactions	7,479	(39,740)	(8,180)	(15,135)
Net Increase (Decrease) in Net Assets from Capital Shares Transactions	60,288	(307,201)	(4,376)	(1,005,980)
Net Increase (Decrease) in Net Assets	60,290	(307,132)	(4,375)	(1,005,980)
Net Assets:
Beginning of Period	382,009	689,141	1,342,635	2,348,615
End of Period	$442,299	$382,009	$1,338,260	$1,342,635
Undistributed (Distributions in Excess of) Net Investment Income	$—	$(1)	$—	$—
*	See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero

The accompanying notes are an integral part of the financial statements.

32	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Government II Fund		Prime Obligation Fund		Treasury Fund		Treasury II Fund
2/1/10-7/31/10	2/1/09-1/31/10	2/1/10-7/31/10	2/1/09-1/31/10	2/1/10-7/31/10	2/1/09-1/31/10	2/1/10-7/31/10	2/1/09-1/31/10

$64	$2,103	$1,724	$9,677	$31	$648	$26	$327
—	3	4	(95,330)	—	—	2	11
—	—	—	152,452	—	—	—	—
—	—	—	(58,364)	—	—	—	—
64	2,106	1,728	8,435	31	648	28	338

(56)	(1,957)	(1,705)	(6,871)	(15)	(331)	(18)	(229)
(8)	(130)	(11)	(163)	(8)	(202)	(8)	(93)
—	(16)	(5)	(229)	(1)	(29)	—	(5)
—	—	(2)	(24)	—	—	—	—
—	—	(1)	(10)	(7)	(86)	—	—
(64)	(2,103)	(1,724)	(7,297)	(31)	(648)	(26)	(327)

1,604,235	4,465,711	9,302,318	15,271,504	8,769,293	18,103,049	614,300	1,489,228
8	171	545	2,690	8	162	9	128
(1,692,793)	(5,235,768)	(8,343,363)	(15,912,304)	(8,922,079)	(18,380,423)	(734,141)	(1,741,901)
(88,550)	(769,886)	959,500	(638,110)	(152,778)	(277,212)	(119,832)	(252,545)

463,844	863,663	565,725	1,089,815	586,735	1,353,051	224,192	537,529
5	87	4	73	4	80	2	42
(469,038)	(959,122)	(512,123)	(1,254,167)	(598,848)	(1,656,257)	(221,058)	(735,546)
(5,189)	(95,372)	53,606	(164,279)	(12,109)	(303,126)	3,136	(197,975)

3,913	74,849	341,258	2,405,551	121,816	509,512	34,844	73,252
—	—	2	122	—	1	—	—
(6,163)	(101,059)	(358,971)	(2,778,522)	(135,533)	(555,893)	(35,564)	(77,997)
(2,250)	(26,210)	(17,711)	(372,849)	(13,717)	(46,380)	(720)	(4,745)

N/A	N/A	24,956	50,778	N/A	N/A	N/A	N/A
N/A	N/A	2	10	N/A	N/A	N/A	N/A
N/A	N/A	(26,312)	(77,298)	N/A	N/A	N/A	N/A
N/A	N/A	(1,354)	(26,510)	N/A	N/A	N/A	N/A

N/A	N/A	78,065	275,288	159,311	376,096	N/A	N/A
N/A	N/A	1	10	—	—	N/A	N/A
N/A	N/A	(95,491)	(300,625)	(170,698)	(444,377)	N/A	N/A
N/A	N/A	(17,425)	(25,327)	(11,387)	(68,281)	N/A	N/A
(95,989)	(891,468)	976,616	(1,227,075)	(189,991)	(694,999)	(117,416)	(455,265)
(95,989)	(891,465)	976,620	(1,225,937)	(189,991)	(694,999)	(117,414)	(455,254)

1,432,564	2,324,029	3,500,099	4,726,036	644,683	1,339,682	610,161	1,065,415
$1,336,575	$1,432,564	$4,476,719	$3,500,099	$454,692	$644,683	$492,747	$610,161
$—	$—	$—	$—	$—	$—	$—	$—

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	33

Statements of Changes in Net Assets ($ Thousands)

For the six months ended July 31, 2010 (Unaudited) and the year ended January 31, 2010

	Short-Duration Government Fund
	2/1/10-7/31/10	2/1/09-1/31/10
Operations:
Net Investment Income	$2,787	$5,525
Net Realized Gain (Loss) on Investments and Futures Contracts	4,574	5,499
Net Change in Unrealized Appreciation (Depreciation) on Investments and Futures Contracts	6,059	1,916
Net Increase in Net Assets Resulting from Operations	13,420	12,940
Dividends and Distributions to Shareholders:
Net Investment Income	(4,064)	(5,907)
Net Capital Gains	—	—
Total Dividends and Distributions	(4,064)	(5,907)
Capital Share Transactions:
Class A:
Proceeds from Shares Issued	512,426	426,624
Reinvestment of Dividends & Distributions	3,499	5,123
Cost of Shares Redeemed	(205,470)	(349,756)
Net Increase (Decrease) from Class A Transactions	310,455	81,991
Net Increase (Decrease) in Net Assets	319,811	89,024
Net Assets:
Beginning of Period	377,088	288,064
End of Period	$696,899	$377,088
Undistributed (Distributions in Excess of) Net Investment Income	$(1,273)	$4
Capital Share Transactions:
Class A:
Shares Issued	48,481	40,958
Reinvestment of Distributions	330	493
Shares Redeemed	(19,432)	(33,717)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	29,379	7,734

‡	See Note 1 in Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

The accompanying notes are an integral part of the financial statements.

34	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Intermediate-Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund‡
2/1/10-7/31/10	2/1/09-1/31/10	2/1/10-7/31/10	2/1/09-1/31/10	2/1/10-7/31/10	2/1/09-1/31/10

$672	$2,115	$1,993	$6,035	$2,231	$6,645
997	2,881	5,948	5,012	(10,980)	(2,367)
1,963	(117)	3,126	3,943	13,618	23,887
3,632	4,879	11,067	14,990	4,869	28,165

(750)	(2,185)	(2,211)	(6,674)	(2,810)	(6,657)
—	(2,084)	—	—	—	—
(750)	(4,269)	(2,211)	(6,674)	(2,810)	(6,657)

46,669	61,301	106,861	151,825	210,635	219,652
648	3,587	1,564	4,651	2,499	5,869
(22,427)	(94,546)	(54,353)	(126,517)	(90,807)	(196,872)
24,890	(29,658)	54,072	29,959	122,327	28,649
27,772	(29,048)	62,928	38,275	124,386	50,157

62,977	92,025	198,914	160,639	257,238	207,081
$90,749	$62,977	$261,842	$198,914	$381,624	$257,238
$(78)	$—	$(224)	$(6)	$(581)	$(2)

4,096	5,419	10,197	15,143	22,725	25,121
57	317	150	461	269	666
(1,971)	(8,350)	(5,239)	(12,589)	(9,791)	(22,293)
2,182	(2,614)	5,108	3,015	13,203	3,494

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	35

Financial Highlights

For the six months ended July 31, 2010 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Money Market Fund
Class A
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.06%	$313,295	0.18%		0.68%	0.12%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.31	228,375	0.24	(2)	0.70	0.35
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	2.45 ††	341,204	0.20	(2)	0.64	2.46
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.23	401,174	0.18		0.63	5.13
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.07	623,314	0.18		0.63	4.97
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.30	392,207	0.18		0.62	3.25
Class B
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$30,893	0.29	%(3)	0.73%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.15	51,142	0.44	(2)(3)	0.76	0.19
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	2.15 ††	120,925	0.50	(2)	0.70	2.19
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.92	166,627	0.48		0.68	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.76	148,053	0.48		0.68	4.61
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.99	123,851	0.48		0.67	2.98
Class C
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$62,186	0.29	%(3)	0.93%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.08	74,047	0.49	(2)(3)	0.95	0.10
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	1.94 ††	158,833	0.70	(2)	0.89	2.00
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.71	259,640	0.68		0.88	4.61
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.55	243,944	0.68		0.88	4.48
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.78	232,072	0.68		0.87	2.83
Sweep Class
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$35,925	0.29	%(3)	1.18%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.07	28,445	0.52	(2)(3)	1.20	0.08
2009	1.00	0.02	(0.01)	0.01	0.02	(0.02)	(0.02)	1.00	1.69 ††	68,179	0.95	(2)	1.14	1.79
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	133,223	0.93		1.13	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.29	91,087	0.93		1.13	4.19
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.53	113,107	0.93		1.12	2.60
Government Fund
Class A
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.02%	$915,926	0.15	%(3)	0.59%	0.05%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.14	825,341	0.20	(2)	0.57	0.16
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.15	1,526,541	0.22	(2)	0.54	2.06
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.98	1,031,612	0.20		0.53	4.79
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.97	507,735	0.20		0.54	4.88
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.21	467,445	0.20		0.53	3.23
Class B
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.02%	$336,513	0.15	%(3)	0.64%	0.05%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.07	427,711	0.28	(2)(3)	0.62	0.07
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.84	623,905	0.52	(2)	0.60	1.62
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.67	197,593	0.50		0.58	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.66	122,674	0.50		0.59	4.57
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.90	122,025	0.50		0.58	2.84
Class C
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.02%	$63,982	0.15	%(3)	0.84%	0.05%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	59,565	0.31	(2)(3)	0.82	0.07
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.64	153,015	0.71	(2)(3)	0.79	1.65
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.46	154,244	0.70		0.78	4.35
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	137,375	0.70		0.79	4.37
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.70	129,416	0.70		0.78	2.74
Sweep Class
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.02%	$21,839	0.15	%(3)	1.09%	0.05%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	30,018	0.30	(2)(3)	1.07	0.07
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.39	45,154	0.96	(2)(3)	1.04	1.34
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.20	28,233	0.95		1.03	4.06
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.19	15,077	0.95		1.04	4.07
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.44	26,361	0.95		1.03	2.43

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and/or the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2010. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been 1.61%, 1.31%, 1.11% and 0.86% for Class A, Class B, Class C and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

36	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Government II Fund
Class A
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.00%	$1,191,801	0.14	%(3)	0.54%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.11	1,280,352	0.19	(2)	0.52	0.12
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.10	2,050,235	0.21	(2)	0.50	1.99
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.97	1,354,361	0.20		0.48	4.81
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.96	680,219	0.20		0.49	4.86
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.18	576,242	0.20		0.48	3.18
Class B
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.00%	$141,771	0.14	%(3)	0.59%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	146,960	0.25	(2)	0.56	0.06
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.79	242,332	0.51	(2)	0.54	1.80
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.66	150,900	0.50		0.53	4.53
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	140,930	0.50		0.54	4.56
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.87	168,616	0.50		0.53	2.80
Class C
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.00%	$3,003	0.14	%(3)	0.79%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	5,252	0.28	(2)(3)	0.77	0.06
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.60	31,462	0.70	(2)(3)	0.74	1.63
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.45	43,538	0.70		0.73	4.05
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.44	4,089	0.70		0.74	4.38
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.67	4,457	0.70		0.73	2.39
Prime Obligation Fund
Class A
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.05%	$4,118,867	0.20%		0.54%	0.10%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.20 ††	3,158,830	0.23	(2)	0.53	0.26
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.37	3,796,102	0.22	(2)	0.50	2.42
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.21	3,740,714	0.20		0.48	5.10
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	5.06	3,382,051	0.20		0.49	4.96
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.28	2,957,074	0.20		0.48	3.26
Class B
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$236,058	0.29	%(3)	0.59%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.07 ††	182,593	0.38	(2)(3)	0.58	0.15
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.06	346,741	0.51	(2)	0.55	2.17
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.90	475,700	0.50		0.53	4.82
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.74	715,879	0.50		0.54	4.65
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.98	625,831	0.50		0.53	2.88
Class C
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$76,971	0.29	%(3)	0.79%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.06 ††	95,092	0.39	(2)(3)	0.78	0.14
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.86	467,782	0.71	(2)	0.75	2.04
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.69	641,977	0.70		0.73	4.60
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.53	780,951	0.70		0.74	4.45
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.77	779,625	0.70		0.73	2.76
Class H
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.00%	$30,401	0.29	%(3)	0.72%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.02 ††	31,797	0.43	(2)(3)	0.71	0.09
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.93	58,276	0.64	(2)	0.67	2.11
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.76	80,958	0.63		0.66	4.65
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.61	65,512	0.63		0.67	4.55
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.84	36,006	0.63		0.66	2.81
Sweep Class
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$14,422	0.28	%(3)	1.04%	0.01%
2010	1.00	—	(0.04)	0.04	—	— (1)	— (1)	1.00	0.06 ††	31,787	0.39	(2)(3)	1.03	0.14
2009	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	1.62	57,135	0.95	(2)(3)	1.00	1.54
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43	56,378	0.95		0.98	4.34
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.27	47,991	0.95		0.99	4.20
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.51	45,130	0.95		0.98	2.53

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and/or the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2010. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	The total return includes payment by affiliate. Had the payment been excluded the total return would have been (3.28)%, (3.41)%, (3.42)%, (3.45)% and (3.42)% for Class A, Class B, Class C, Class H and Sweep Class, respectively. See Note 3 in Notes to Financial Statements.

Amounts designated as “—” are zero or have been rounded to zero.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	37

Financial Highlights

For the six months ended July 31, 2010 (Unaudited) and for the years ended January 31,

For a Share Outstanding Throughout the Years

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Payment by Affiliate	Total from Operations	Dividends from Net Investment Income	Total Dividends	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets
Treasury Fund
Class A
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$142,916	0.17	%(3)	0.60%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.07	295,695	0.17	(2)	0.56	0.07
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.27	572,906	0.19	(2)	0.55	1.18
2008	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	610,451	0.20		0.53	4.36
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.95	287,595	0.20		0.54	4.87
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	3.13	208,097	0.20		0.53	3.05
Class B
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$172,019	0.18	%(3)	0.64%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	184,127	0.20	(2)(3)	0.61	0.06
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.06	487,254	0.40	(2)(3)	0.59	1.12
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.33	761,497	0.50		0.58	4.07
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.64	359,090	0.50		0.59	4.58
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.82	239,461	0.50		0.58	2.81
Class C
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$12,706	0.17	%(3)	0.84%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	26,423	0.20	(2)(3)	0.81	0.06
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.93	72,803	0.53	(2)(3)	0.80	0.98
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.12	144,919	0.70		0.78	4.00
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.43	100,928	0.70		0.79	4.34
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.62	113,403	0.70		0.78	2.70
Sweep Class
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.01%	$127,051	0.18	%(3)	1.09%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.06	138,438	0.18	(2)(3)	1.06	0.06
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.77	206,719	0.61	(2)(3)	1.05	0.67
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.86	111,853	0.95		1.03	3.74
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.17	97,004	0.95		1.04	4.11
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.36	83,570	0.95		1.03	2.35
Treasury II Fund
Class A
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.00%	$316,445	0.10	%(3)	0.59%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.04	436,276	0.12	(2)	0.55	0.04
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	1.05	688,813	0.20	(2)	0.54	0.87
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.11	516,164	0.21		0.53	3.72
2007	1.00	0.05	—	—	0.05	(0.05)	(0.05)	1.00	4.62	181,976	0.25		0.53	4.50
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.85	178,480	0.25		0.53	2.78
Class B
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.00%	$168,403	0.11	%(3)	0.64%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.04	165,266	0.12	(2)(3)	0.60	0.04
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.82	363,238	0.39	(2)(3)	0.59	0.58
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.81	109,384	0.51		0.58	3.54
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.31	51,984	0.55		0.58	4.18
2006	1.00	0.03	—	—	0.03	(0.03)	(0.03)	1.00	2.54	70,593	0.55		0.58	2.50
Class C
2010@	$1.00	$—	$—	$—	$—	$— (1)	$— (1)	$1.00	0.00%	$7,899	0.11	%(3)	0.84%	0.01%
2010	1.00	—	—	—	—	— (1)	— (1)	1.00	0.04	8,619	0.12	(2)(3)	0.80	0.04
2009	1.00	0.01	—	—	0.01	(0.01)	(0.01)	1.00	0.69	13,364	0.47	(2)(3)	0.79	0.50
2008	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	3.59	7,254	0.72		0.79	3.71
2007	1.00	0.04	—	—	0.04	(0.04)	(0.04)	1.00	4.10	20,267	0.75		0.78	4.04
2006	1.00	0.02	—	—	0.02	(0.02)	(0.02)	1.00	2.33	2,602	0.75		0.78	2.03

(1)	Amount represents less than $0.01 per share.
(2)	The expense ratio includes the Treasury Guarantee Program expense. Had the expense been excluded, the expense ratio would have been equal to, or less than, the expense ratio cap figure. See Note 3 for expense ratio cap figure.
(3)	The Distributor and/or Administrator have voluntarily agreed to waive and reduce its fee and/or reimburse certain expenses of the Fund in order to limit the one-day net income yield of the Fund to not less than 0.01% of the Fund’s average daily net assets of the share class. Had these waivers and/or the Treasury Guarantee Program expense been excluded the ratio would have been at the expense ratio cap figure. See Note 3 for expense ratio cap figure.
*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2010. All ratios for the period have been annualized.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as “—” are zero or have been rounded to zero.

38	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gains (Losses) on Securities	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Total Dividends and Distributions	Net Asset Value, End of Period	Total Return†	Net Assets End of Period ($ Thousands)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate
Short-Duration Government Fund
Class A
2010@	$10.52	$0.05	$0.20	$0.25	$(0.08)	$—	$(0.08)	$10.69	2.38%	$696,899	0.48%	0.74%	1.03%	255%
2010	10.25	0.21	0.29	0.50	(0.23)	—	(0.23)	10.52	4.94	377,088	0.48	0.75	2.02	347
2009	10.21	0.36	0.04	0.40	(0.36)	—	(0.36)	10.25	4.05	288,064	0.48	0.74	3.53	693
2008	9.95	0.46	0.28	0.74	(0.48)	—	(0.48)	10.21	7.65	172,892	0.45	0.76	4.63	266
2007	10.02	0.42	(0.04)	0.38	(0.45)	—	(0.45)	9.95	3.84	115,462	0.45	0.78	4.19	210
2006	10.19	0.32	(0.13)	0.19	(0.36)	—	(0.36)	10.02	1.93	155,512	0.45	0.75	3.15	162
Intermediate-Duration Government Fund
Class A
2010@	$11.24	$0.10	$0.43	$0.54	$(0.12)	$—	$(0.12)	$11.66	4.82%	$90,749	0.53%	0.74%	1.86%	190%
2010	11.20	0.32	0.41	0.73	(0.32)	(0.37)	(0.69)	11.24	6.61	62,977	0.53	0.76	2.82	213
2009	10.76	0.38	0.44	0.82	(0.38)	—	(0.38)	11.20	7.85	92,025	0.53	0.74	3.48	641
2008	10.13	0.45	0.63	1.08	(0.45)	—	(0.45)	10.76	10.97	50,372	0.50	0.75	4.34	234
2007	10.21	0.42	(0.06)	0.36	(0.44)	—	(0.44)	10.13	3.64	46,635	0.50	0.78	4.17	200
2006	10.50	0.36	(0.26)	0.10	(0.39)	—	(0.39)	10.21	0.94	85,873	0.50	0.73	3.46	151
GNMA Fund
Class A
2010@	$10.28	$0.10	$0.44	$0.54	$(0.11)	$—	$(0.11)	$10.71	5.29%	$261,842	0.63%	0.71%	1.88%	359%
2010	9.84	0.32	0.47	0.79	(0.35)	—	(0.35)	10.28	8.18	198,914	0.63	0.72	3.16	533
2009	9.63	0.40	0.21	0.61	(0.40)	—	(0.40)	9.84	6.51	160,639	0.63	0.71	4.08	474
2008	9.34	0.45	0.30	0.75	(0.46)	—	(0.46)	9.63	8.31	114,824	0.60	0.72	4.82	271
2007	9.48	0.44	(0.11)	0.33	(0.47)	—	(0.47)	9.34	3.65	143,711	0.60	0.74	4.72	105
2006	9.71	0.41	(0.16)	0.25	(0.48)	—	(0.48)	9.48	2.60	166,324	0.60	0.71	4.26	97
Ultra Short Duration Bond Fund‡
Class A
2010@	$9.24	$0.07	$0.08	$0.15	$(0.09)	$—	$(0.09)	$9.30	1.60%	$381,624	0.38%	0.74%	1.48%	31%
2010	8.51	0.24	0.73	0.97	(0.24)	—	(0.24)	9.24	11.58	257,238	0.38	0.75	2.72	73
2009	9.69	0.32	(1.18)	(0.86)	(0.32)	—	(0.32)	8.51	(9.00)	207,081	0.38	0.75	3.50	99
2008	9.97	0.48	(0.28)	0.20	(0.48)	—	(0.48)	9.69	2.06	409,363	0.35	1.28	4.87	54
2007	9.95	0.45	0.03	0.48	(0.46)	—	(0.46)	9.97	4.88	238,820	0.35	0.76	4.51	40
2006††	10.00	0.32	(0.04)	0.28	(0.33)	—	(0.33)	9.95	2.90	412,217	0.35	0.75	3.22	67

*	Per share calculations were performed using average shares.
@	For the six month period ended July 31, 2010. All ratios for the period have been annualized.
‡	See Note 1 in Notes to Financial Statements.
†	Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
††	Per share amounts have been adjusted for a 5 for 1 reverse stock split paid to the shareholders of record on May 6, 2005.

Amounts designated as “—” are zero or have been rounded to zero.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	39

Notes to Financial Statements

July 31, 2010

1. ORGANIZATION

SEI Daily Income Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company with ten operational Funds: the Money Market, Government, Government II, Prime Obligation, Treasury and Treasury II (each a “Fund,” collectively the “Money Market Funds”), the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond (each a “Fund,” collectively the “Fixed Income Funds”). The Money Market Funds, Short-Duration Government, Intermediate-Duration Government, and GNMA Funds seek to preserve principal value and maintain a high degree of liquidity while providing current income. The Ultra Short Duration Bond Fund seeks to provide higher current income than typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

Effective July 1, 2010, the Ultra Short Bond Fund changed its name to the Ultra Short Duration Bond Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The thirdparty pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Trust’s Board of Trustees. The Trust’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2010, there were no fair valued securities in the Funds.

In accordance with U.S. generally accepted accounting principles, Fair Value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

40	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Trust adopted ASU No. 2010-6 on January 1, 2010. The adoption of ASU No. 2010-6 did not have any impact on the Trust’s financial statements.

For the six-month period ended July 31, 2010, there have been no significant changes to the Trust’s fair valuation methodologies.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Costs used in determining net realized capital gains and losses on the sale of securities are on the basis of specific identification. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Income from payment-in-kind securities is recorded daily based on the effective interest method of accrual.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/ or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

For the Fixed Income Funds, amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

For the Money Market Funds, all amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by each Fund’s custodian bank until the repurchase date of the repurchase agreement. The Funds also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Futures Contracts — The Fixed Income Funds’ utilized futures contracts during the six month period ended July 31, 2010. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. The Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.

Swap Agreements — A Fund’s investments in swap contracts is mainly used as an efficient means to take and manage risk in the portfolio, including interest rate risk, credit risk and overall yield sensitivity. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price. Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	41

Notes to Financial Statements (Continued)

July 31, 2010

commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after a Fund’s portfolio. In connection with swap agreements securities may be set aside as collateral by a Fund’s custodian. A Fund may enter into swap agreements in order to, among other things, change the maturity or duration of the investment portfolio, to protect a Fund’s value from changes in interest rates, or to expose a Fund to a different security or market.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by having the counterparty post collateral to cover a Fund’s exposure to the counterparty. See Note 3 for further details. There were no swap agreements as of July 31, 2010.

TBA Purchase Commitments — A Fixed Income Fund may engage in “to be announced” (“TBA”) purchase commitments to purchase securities for a fixed price at a future date. TBA purchase commitments may be considered securities and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation” above.

Collateralized Debt Obligations — A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on its Class and its collateral securities. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

Restricted Securities — Throughout the year, the Funds owned private placement investments that were purchased through private offerings or acquired through initial public offerings that could not be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption there from. In addition, the Funds had generally agreed to further restrictions on the disposition of certain holdings as set forth in various agreements entered into in connection with the purchase of those investments. These investments were valued at amortized cost as determined in accordance with the procedures approved by the Board of Trustees. At July 31, 2010, the Funds did not own any restricted securities.

42	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and nonclass specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration and Transfer Agency Agreement — SEI Investments Global Funds Services (the “Administrator”) provides administrative and transfer agency services to the Funds for annual fees, based on the average daily net assets of the respective funds, as presented below:

Money Market Fund	0.33%
Government Fund	0.24%
Government II Fund	0.19%
Prime Obligation Fund	0.19%
Treasury Fund	0.24%
Treasury II Fund	0.24%
Short-Duration Government Fund	0.35%
Intermediate-Duration Government Fund	0.35%
GNMA Fund	0.32%
Ultra Short Duration Bond Fund	0.35%

However, the Administrator and SEI Investments Management Corporation (the “Adviser”) have agreed to waive a portion or their entire fee, for various classes of shares in various funds, to limit total annual expenses up to the following amounts (expressed as a percentage of the Funds’ daily net assets). The expense waivers are allocated to each share class pro-rata based on the net assets of each share class.

	Money Market Fund		Government Fund		Government II Fund		Prime Obligation Fund		Treasury Fund
Class A	0.18	%(1)	0.20	%(3)	0.20	%(2)	0.20	%(2)	0.20	%(2)
Class B	0.48	%(1)	0.50	%(3)	0.50	%(2)	0.50	%(2)	0.50	%(2)
Class C	0.68	%(1)	0.70	%(3)	0.70	%(2)	0.70	%(2)	0.70	%(2)
Class H	N/A		N/A		N/A		0.63	%(1)	N/A
Sweep Class	0.93	%(1)	0.95	%(1)	*		0.95	%(1)	0.95	%(1)

	Treasury II Fund		Short- Duration Government Fund		Intermediate- Duration Government Fund		GNMA Fund		Ultra Short Duration Bond Fund
Class A	0.20	%(2)	0.48	%(4)	0.53	%(4)	0.63	%(4)	0.38	%(4)
Class B	0.50	%(2)	N/A		N/A		N/A		N/A
Class C	0.70	%(2)	N/A		N/A		N/A		N/A
Class H	N/A		N/A		N/A		N/A		N/A
Sweep Class	*		N/A		N/A		N/A		N/A

*	Class not currently operational
(1)	Represents a voluntary cap that my be discontinued at any time.
(2)	Represents a contractual cap effective through January 31, 2010, to be changed only by board approval.
(3)	Represents a contractual cap of .25%, .55%, and .75% of Class A, B, and C, respectively, effective through January 31, 2010, to be changed only by Board approval. In addition, management has voluntarily waived fees to a cap of .20%, .50%, and .70% of Class A, B, and C, respectively, that may be discontinued at any time.
(4)	Represents a voluntary cap that may be discontinued at anytime. Prior to March 1, 2008, the cap for the Short-Duration Government, Intermediate-Duration Government, GNMA and Ultra Short Duration Bond Funds were .45%, .50%, .60% and .35%, respectively.

Temporary Guarantee Program — On September 18, 2008 the U.S. Treasury Department (the “Treasury”) commenced the Temporary Guarantee Program for Money Market Funds (the “Program”). The Trust’s Board of Trustees approved the participation of the below listed Funds in the Program from its commencement on September 18, 2008 through April 30, 2009. The Treasury offered funds participating in the Program an extension until September 18, 2009.

Under the Program, the Treasury guaranteed the share price of a participating fund’s shares outstanding as of September 19, 2008 at $1.00 per share if the fund’s net asset value per share (NAV) falls below $0.995. The Program did not protect investors who were not shareholders of a participating fund after September 18, 2008. The cost of participating in the Program and the Program extensions is borne by the participating fund, and will not be subject to any expense limitation or reimbursement agreement.

In connection with the Program’s extension period from May 1, 2009 through September 18, 2009, participation in the Program was as follows:

Continued to Participate in the Program Through September 18, 2009:
Money Market Fund
Prime Obligation Fund
Government Fund
Government II Fund
Did Not Participate in the Program after April 30, 2009:
Treasury Fund
Treasury II Fund

Distribution Agreement — SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Specific classes of certain funds have also adopted distribution plans, pursuant to Rule 12b-1 under the Investment Company Act of 1940. Such plans provide fees payable to the Distributor up to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	43

Notes to Financial Statements (Continued)

July 31, 2010

	Shareholder Servicing Fees	Administrative Service Fees	Distribution Fees*
Money Market Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Government Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Government II Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Prime Obligation Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Class H	.25%	.18%	—
Sweep Class	.25%	—	.50%
Treasury Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Sweep Class	.25%	—	.50%
Treasury II Fund
Class A	.25%	—	—
Class B	.25%	.05%	—
Class C	.25%	.25%	—
Short-Duration Government
Fund
Class A	.25%	—	—
Intermediate-Duration Government Fund
Class A	.25%	—	—
GNMA Fund
Class A	.25%	—	—
Ultra Short Duration Bond Fund
Class A	.25%	—	—

*	These payments are characterized as “compensation” and are not directly tied to expenses incurred by the Distributor. The payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These payments may be used to compensate sweep class shareholders who provide distribution-related services to their customers.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each fund, except for the GNMA Fund, since inception of the plan. Such waivers are voluntary and may be discontinued at any time. For Classes B, C, and H, the shareholder servicing fees and the administrative service fees are shown combined as “Administrative & Shareholder Servicing Fees” in the Statement of Operations. The Administrator and Distributor have voluntarily agreed to waive and reduce their fee and/or reimburse certain expenses of the Money Market Funds in order to limit the one-day net income yield of the Funds to not less than 0.01% of the Funds’ average daily net assets. The following table shows the waivers by class for the six-month period ended July 31, 2010 ($ Thousands):

	Administrative & Shareholder Servicing Fee Waiver	Administrative Fee Waiver
Money Market Fund
Class A	$ —	$ —
Class B	38	—
Class C	131	—
Sweep Class	104	—
Government Fund
Class A	—	195
Class B	572	95
Class C	158	15
Sweep Class	91	6
Government II Fund
Class A	—	334
Class B	228	42
Class C	11	1
Prime Obligation Fund
Class A	—	—
Class B	223	—
Class C	193	—
Class H	69	—
Sweep Class	55	—
Treasury Fund
Class A	—	30
Class B	245	20
Class C	52	3
Sweep Class	494	15
Treasury II Fund
Class A	—	173
Class B	236	74
Class C	19	3

Other — Certain officers and Trustees of the Trust are also officers and/or Trustees of the Administrator or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred. The services include regulatory oversidght of the Trust’s Adviser, Sub-Advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board of Trustees.

Capital Support Agreement — The Prime Obligation Fund and the Money Market Fund entered into a Capital Support Agreement with SEI Investments Company (“SEI”). Please see Note 8 for more information.

Other Affiliated Transactions — During the fiscal year ended January 31, 2009, an affiliate of the Adviser purchased from the Money Market Fund all of the notes issued by Cheyne Finance, LLC (“Cheyne”) and Gryphon Funding Limited (“Gryphon”) that were held by the Fund. This transaction was effected pursuant to Rule 17a-9

44	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” in the amount of $6,574 ($ Thousands).

During the fiscal year ended January 31, 2010, an affiliate of the Adviser purchased from the Prime Obligation Fund all of the notes issued by Cheyne Finance, LLC, Gryphon Funding Limited and Stanfield Victoria Finance Limited that were held by the Prime Obligation Fund. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Cheyne and Gryphon were not Eligible Securities at the time of the transaction. The transaction is deemed as “Payment by Affiliate” on the Statement of Operations, in the amount of $152,452 ($ Thousands).

4. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

The Adviser serves as each Fund’s investment adviser and “manager of managers” under an investment advisory agreement approved by the shareholders of each Fund. Effective January 1, 2010, for its services, the Adviser receives an annual fee equal to 0.07% of each of the Money Market Funds’ net assets. Prior to January 1, 2010, for its services, the Adviser received an annual fee equal to .075% on the first $500 million of net assets and .02% on the net assets in excess of $500 million for the Money Market Funds. The fee was calculated based on the combined assets of the Money Market Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Short-Duration Government, Intermediate-Duration Government and GNMA Funds. The fee was calculated based on the combined assets of these Funds. The Adviser also received an annual fee equal to .10% on the first $500 million of net assets, .075% of net assets between $500 million and $1 billion and .05% on the net assets in excess of $1 billion for the Ultra Short Duration Bond Fund. The fee was calculated based on the net assets of the Ultra Short Duration Bond Fund.

Pursuant to the “manager of managers” structure, the Board of Trustees approved BofA Advisors, LLC as each Money Market Fund’s investment sub-adviser under an investment sub-advisory agreement approved by the shareholders of each Money Market Fund. For its services to the Money Market Funds, the BofA Advisers, LLC is entitled to receive a fee paid directly by the Adviser.

Wellington Management Company, LLP (“Wellington LLP”) serves as sub-adviser to the Fixed Income Funds under an investment sub-advisory agreement approved by the shareholders of each Fixed Income Fund. For its services to the Fixed Income Funds, Wellington LLP is entitled to receive a fee paid directly by the Adviser.

U.S. Bank, N.A. serves as the custodian of the Funds. The custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended July 31, 2010, were as follows for the Fixed Income Funds:

	Short- Duration Government Fund ($ Thousands)	Intermediate- Duration Government Fund ($ Thousands)	GMNA Fund ($ Thousands)	Ultra Short Duration Bond Fund ($ Thousands)
Purchases
U.S. Government	$1,582,024	$157,605	$774,741	$27,566
Other	89	—	—	95,300
Sales
U.S. Government	1,273,739	128,890	721,794	22,473
Other	4,549	2,456	95	37,082

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income (including net capital gains). Accordingly, no provision for Federal income taxes is required.

Reclassification of Components of Net Assets — The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to Paid-in Capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the periods that the differences arise.

The tax character of dividends and distributions during the last two fiscal years was as follows:

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Money Market Fund	2010	$1,311	$—	$1,311
	2009	18,606	—	18,606
Government Fund	2010	2,344	—	2,344
	2009	34,543	—	34,543

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	45

Notes to Financial Statements (Continued)

July 31, 2010

		Ordinary Income ($ Thousands)	Long-term Capital Gain ($ Thousands)	Total ($ Thousands)
Government II Fund	2010	$2,103	$—	$2,103
	2009	32,492	—	32,492
Prime Obligation Fund	2010	7,297	—	7,297
	2009	116,243	—	116,243
Treasury Fund	2010	648	—	648
	2009	15,408	—	15,408
Treasury II Fund	2010	327	—	327
	2009	6,683	—	6,683
Short-Duration Government Fund	2010	5,907	—	5,907
	2009	6,868	—	6,868
Intermediate-Duration Government Fund	2010	3,570	—	3,570
	2009	2,389	669	3,058
GNMA Fund	2010	6,674	—	6,674
	2009	5,478	—	5,478
Ultra Short Duration Bond Fund	2010	6,657	—	6,657
	2009	11,795	—	11,795

As of January 31, 2010, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Other Temporary Differences ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Total Distributable Earnings/ (Accumulated Losses) ($ Thousands)
Money Market Fund	$26	$—	$—	$—	$(21)	$—	$5
Government Fund	51	—	(91)	—	(51)	—	(91)
Government II Fund	26	—	(12)	—	(26)	—	(12)
Prime Obligation Fund	228	—	(117)	—	(228)	—	(117)
Treasury Fund	20	—	(93)	—	(20)	—	(93)
Treasury II Fund	5	—	(6)	—	(5)	—	(6)
Short-Duration Government Fund	2,001	—	—	—	(364)	3,952	5,589
Intermediate-Duration Government Fund	619	126	—	—	(119)	1,605	2,231
GNMA Fund	411	—	(5,973)	—	(416)	7,225	1,247
Ultra Short Duration Bond Fund	506	—	(8,899)	(278)	(508)	(21,498)	(30,677)

At January 31, 2010, the following Funds had capital loss

	Amount ($ Thousands)	Expiration
Government Fund	$1	1/31/11
	54	1/31/13
	4	1/31/14
	32	1/31/16
Government II Fund	12	1/31/16
Prime Obligation Fund	117	1/31/17
Treasury Fund	65	1/31/12
	1	1/31/13
	22	1/31/14
	5	1/31/15
Treasury II Fund	2	1/31/14
	4	1/31/16
GNMA Fund	3,098	1/31/12
	1,119	1/31/13
	6	1/31/14
	1,552	1/31/15
	198	1/31/16
Ultra Short Duration Bond Fund	557	1/31/11
	442	1/31/12
	1,020	1/31/13
	1,045	1/31/14
	1,716	1/31/15
	296	1/31/16
	181	1/31/17
	3,642	1/31/18

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. It is the Funds’ intent that they will not distribute any realized gain distributions until the carryforwards have been offset or expired.

During the year ended January 31, 2010, the Money Market Fund, Government II Fund, Prime Obligation Fund, Treasury II Fund, Short-Duration Government Fund and GNMA Fund utilized, $17,667, $3,064, $60,925,000, $10,779, $2,812,144 and $4,085,867, respectively, of capital loss carryforwards to offset capital gains.

During the year ended January 31, 2010, the Money Market Funds’ cost of securities for Federal income tax purposes approximates the cost located in the Statements of Assets and Liabilities.

For Federal income tax purposes, the cost of securities owned at January 31, 2010, and net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on

46	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

investments held by the Prime Obligation Fund and Fixed Income Funds at July 31, 2010, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Short-Duration Government Fund	$951,415	$15,023	$(2,717)	$12,306
Intermediate-Duration Government Fund	119,473	3,551	(852)	2,699
GNMA Fund	409,770	10,723	(878)	9,845
Ultra Short Duration Bond Fund	391,235	2,758	(10,625)	(7,867)

Management has analyzed the Fund’s tax positions taken on the federal tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax is required in the Fund’s financial statements. All uncertain tax positions, except for the accretion of market discount associated with the structured investment vehicles subject to the capital support agreement, meet the more likely than not criteria. SEI Investment Company (“SEI”), which is the parent company of the Adviser, has agreed to indemnify the fund if the Internal Revenue Service (“IRS”) were to disagree with a position taken on the tax return for the year ended January 31, 2010. Accordingly, no provision for taxes is required. The Fund’s federal income and excise tax returns are subject to examination by the IRS for all open tax years under the applicable Statute of Limitations.

7. INVESTMENT RISKS

In the normal course of business, a Fund may enter into contracts that provide general indemnifications by a Fund to the counterparty to the contract. A Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against a Fund and, therefore, cannot be established; however, based on experience, management believes the risk of loss from such claim is considered remote.

Investments in structured securities (such as those issued by Structured Investment Vehicles, or “SIVs”) which are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value of these investments resulting in a lack of correlation between their credit ratings and values.

8. CAPITAL SUPPORT AGREEMENT

The Prime Obligation and Money Market Fund each entered into a Capital Support Agreement with SEI, an affiliate of the Adviser, on November 8, 2007. As of September 30, 2008, the Money Market Fund no longer held any structured investment vehicle (“SIV”) securities and the Capital Support Agreement with the Money Market Fund lapsed.

On November 5, 2008, the Prime Obligation Fund entered into an Amended and Restated Capital Support Agreement (the “Amended CSA”) with SEI which extended the termination date under the original Capital Support Agreement with the Prime Obligation Fund to November 6, 2009. The Amended CSA provides that if the Prime Obligation Fund realizes payments or sales proceeds from the ultimate disposition of any of the specified SIV securities which are less than its amortized cost, SEI will be required to provide capital to the Prime Obligation Fund equal to the amount by which the amortized cost of the specified SIV security exceeds the amount realized from the sale or other disposition of such security. In March 2009, SEI purchased at amortized cost from the Prime Obligation Fund certain of the SIV securities held by that Fund, thereby reducing the amount of specified SIV securities held in that Fund.

In September 2009, SEI purchased from the Prime Obligation Fund the notes issued by Stanfield Victoria Funding LLC (“Stanfield”) that were held by the Fund. As a result of SEI’s purchase, there was no loss incurred by the Prime Obligation Fund on this transaction. This transaction was effected pursuant to Rule 17a-9 under the Investment Company Act of 1940 (the “Act”), which permits an affiliate to purchase a security from a money market fund if that security is no longer an Eligible Security pursuant to Rule 2a-7 under the Act. Stanfield was not an Eligible Security at the time of the transaction. Since the Fund held no Eligible Notes as of September 28, 2009, the Capital Support Agreement with the Fund terminated as of that date.

9. SUBSEQUENT EVENTS

The Trust, on behalf of the Funds, has evaluated the need for disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no adjustments were required to the financial statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	47

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Money Market Fund
Actual Fund Return
Class A	$1,000.00	$1,000.60	0.18%	$0.89
Class B	1,000.00	1,000.10	0.29	1.44
Class C	1,000.00	1,000.10	0.29	1.44
Sweep Class	1,000.00	1,000.10	0.29	1.44
Hypothetical 5% Return
Class A	$1,000.00	$1,023.90	0.18%	$0.90
Class B	1,000.00	1,023.36	0.29	1.45
Class C	1,000.00	1,023.36	0.29	1.45
Sweep Class	1,000.00	1,023.36	0.29	1.45
Government Fund
Actual Fund Return
Class A	$1,000.00	$1,000.20	0.15%	$0.74
Class B	1,000.00	1,000.20	0.15	0.74
Class C	1,000.00	1,000.20	0.15	0.74
Sweep Class	1,000.00	1,000.20	0.15	0.74
Hypothetical 5% Return
Class A	$1,000.00	$1,024.05	0.15%	$0.75
Class B	1,000.00	1,024.05	0.15	0.75
Class C	1,000.00	1,024.05	0.15	0.75
Sweep Class	1,000.00	1,024.05	0.15	0.75

	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Government II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.14%	$0.69
Class B	1,000.00	1,000.10	0.14	0.69
Class C	1,000.00	1,000.00	0.14	0.69
Hypothetical 5% Return
Class A	$1,000.00	$1,024.10	0.14%	$0.70
Class B	1,000.00	1,024.10	0.14	0.70
Class C	1,000.00	1,024.10	0.14	0.70
Prime Obligation Fund
Actual Fund Return
Class A	$1,000.00	$1,000.50	0.20%	$0.99
Class B	1,000.00	1,000.10	0.29	1.44
Class C	1,000.00	1,000.10	0.29	1.44
Class H	1,000.00	1,000.00	0.29	1.44
Sweep Class	1,000.00	1,000.10	0.28	1.39
Hypothetical 5% Return
Class A	$1,000.00	$1,023.80	0.20%	$1.00
Class B	1,000.00	1,023.36	0.29	1.45
Class C	1,000.00	1,023.36	0.29	1.45
Class H	1,000.00	1,023.36	0.29	1.45
Sweep Class	1,000.00	1,023.41	0.28	1.40

48	SEI Daily Income Trust / Semi-Annual Report / July 31, 2010

	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Treasury Fund
Actual Fund Return
Class A	$1,000.00	$1,000.10	0.17%	$0.84
Class B	1,000.00	1,000.10	0.18	0.89
Class C	1,000.00	1,000.10	0.17	0.84
Sweep Class	1,000.00	1,000.10	0.18	0.89
Hypothetical 5% Return
Class A	$1,000.00	$1,023.95	0.17%	$0.85
Class B	1,000.00	1,023.90	0.18	0.90
Class C	1,000.00	1,023.95	0.17	0.85
Sweep Class	1,000.00	1,023.90	0.18	0.90
Treasury II Fund
Actual Fund Return
Class A	$1,000.00	$1,000.00	0.10%	$0.50
Class B	1,000.00	1,000.00	0.11	0.55
Class C	1,000.00	1,000.00	0.11	0.55
Hypothetical 5% Return
Class A	$1,000.00	$1,024.30	0.10%	$0.50
Class B	1,000.00	1,024.25	0.11	0.55
Class C	1,000.00	1,024.25	0.11	0.55

	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Annualized Expense Ratios	Expenses Paid During Period*
Short-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,023.80	0.48%	$2.41
Hypothetical 5% Return
Class A	$1,000.00	$1,022.41	0.48%	$2.41
Intermediate-Duration Government Fund
Actual Fund Return
Class A	$1,000.00	$1,048.20	0.53%	$2.69
Hypothetical 5% Return
Class A	$1,000.00	$1,022.17	0.53%	$2.66
GNMA Fund
Actual Fund Return
Class A	$1,000.00	$1,052.90	0.63%	$3.21
Hypothetical 5% Return
Class A	$1,000.00	$1,021.67	0.63%	$3.16
Ultra Short Duration Bond Fund‡
Actual Fund Return
Class A	$1,000.00	$1,016.00	0.38%	$1.90
Hypothetical 5% Return
Class A	$1,000.00	$1,022.91	0.38%	$1.91

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365.
‡	See Note 1 in Notes to Financial Statements.

SEI Daily Income Trust / Semi-Annual Report / July 31, 2010	49

SEI DAILY INCOME TRUST SEMI–ANNUAL REPORT JULY 31, 2010

Robert A. Nesher, Chairman

Trustees

William M. Doran

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Officers

Robert A. Nesher

President and Chief Executive Officer

Stephen F. Panner

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David McCann

Vice President, Assistant Secretary

James Ndiaye

Vice President, Assistant Secretary

Aaron Buser

Vice President, Assistant Secretary

John J. McCue

Vice President

Andrew S. Decker

Anti-Money Laundering Compliance Officer

Kari E. Rohn

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

SEI Investments Distribution Co.

Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)

SEI-F-037 (9/10)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Nominating Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on June 18th 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		SEI Daily Income Trust

	By:	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: September 29, 2010

	By:	/s/ STEPHEN F. PANNER
Stephen F. Panner, Controller & CFO

Date: September 29, 2010